UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Semi-Annual Report

June 30, 2010

Table of Contents

Shareholder Letter	1
Expense Example	2
SunAmerica Series Trust American Funds Growth SAST Portfolio	4
SunAmerica Series Trust American Funds Global Growth SAST Portfolio	6
SunAmerica Series Trust American Funds Growth-Income SAST Portfolio	8
SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio	10
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	21

(unaudited)
Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1–800–445–SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

August 10, 2010

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. For performance figures current as of the most recent month-end reflecting fees and charges associated with the variable product, please visit www.sunamerica.com. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The funds currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	June 30, 2010 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2010 and held until June 30, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2010”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2010” column and the “Expense Ratio as of June 30, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2010” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2010” column and the “Expense Ratio as of June 30, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2010” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$943.17	$2.75	$1,000.00	$1,021.97	$2.86	0.57%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$895.58	$2.68	$1,000.00	$1,021.97	$2.86	0.57%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$907.69	$2.70	$1,000.00	$1,021.97	$2.86	0.57%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$946.15	$3.38	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2010” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2010” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2010” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	3,726,442	$163,478,993
TOTAL INVESTMENTS (cost $201,456,907)@	100.1%	163,478,993
Liabilities in excess of other assets	(0.1)	(99,042)

NET ASSETS	100.0%	$163,379,951

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$163,478,993	$—	$—	$163,478,993

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	10,206,502	$178,919,978
TOTAL INVESTMENTS (cost $205,662,017)@	100.1%	178,919,978
Liabilities in excess of other assets	(0.1)	(101,933)

NET ASSETS	100.0%	$178,818,045

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$178,919,978	$—	$—	$178,919,978

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,386,956	$153,420,511
TOTAL INVESTMENTS (cost $193,982,958)@	100.1%	153,420,511
Liabilities in excess of other assets	(0.1)	(94,035)

NET ASSETS	100.0%	$153,326,476

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$153,420,511	$—	$—	$153,420,511

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — June 30, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	3,713,606	$51,804,802
TOTAL INVESTMENTS (cost $58,645,473)@	100.1%	51,804,802
Liabilities in excess of other assets	(0.1)	(46,500)

NET ASSETS	100.0%	$51,758,302

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Registered Investment Companies	$51,804,802	$—	$—	$51,804,802

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments at value (unaffiliated)*	$163,478,993	$178,919,978	$153,420,511	$51,804,802

Total investments	163,478,993	178,919,978	153,420,511	51,804,802

Receivable for:
Fund shares sold	2,856,897	5,650,341	5,239,978	490,952
Prepaid expenses and other assets	4,028	4,027	4,030	4,017
Due from investment adviser for expense reimbursements/fee waivers	82,714	101,504	76,773	23,452

Total assets	166,422,632	184,675,850	158,741,292	52,323,223

LIABILITIES:
Payable for:
Fund shares redeemed	406,026	371,908	102,003	427,072
Investments purchased	2,450,871	5,278,433	5,137,975	63,880
Investment advisory and management fees	117,178	137,756	108,762	36,652
Service Fees	34,464	36,251	31,989	10,781
Trustees’ fees and expenses	597	422	709	165
Other accrued expenses	33,545	33,035	33,378	26,371

Total liabilities	3,042,681	5,857,805	5,414,816	564,921

NET ASSETS	$163,379,951	$178,818,045	$153,326,476	$51,758,302

NET ASSETS REPRESENTED BY:
Paid-in capital	210,558,089	208,368,635	199,355,969	59,763,346
Accumulated undistributed net investment income (loss)	370,835	1,794,937	1,842,788	825,609
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(9,571,059)	(4,603,488)	(7,309,834)	(1,989,982)
Unrealized appreciation (depreciation) on investments	(37,977,914)	(26,742,039)	(40,562,447)	(6,840,671)

NET ASSETS	$163,379,951	$178,818,045	$153,326,476	$51,758,302

Class 3 (unlimited shares authorized):
Net assets	$163,379,951	$178,818,045	$153,326,476	$51,758,302
Shares of beneficial interest issued and outstanding	20,934,668	20,047,350	19,985,972	6,013,638
Net asset value, offering and redemption price per share	$7.80	$8.92	$7.67	$8.61

* Cost
Investment securities (unaffiliated)	$201,456,907	$205,662,017	$193,982,958	$58,645,473

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2010 (unaudited)

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$382,318	$807,306	$501,622	$218,339

Total investment income	382,318	807,306	501,622	218,339

EXPENSES:
Investment advisory and management fees	710,343	797,484	683,691	208,782
Service fees	208,924	209,864	201,086	61,406
Custodian and accounting fees	8,974	8,973	8,969	8,954
Reports to shareholders	20,456	20,318	20,328	4,532
Audit and tax fees	10,866	10,874	10,864	10,895
Legal fees	8,650	8,291	8,797	5,103
Trustees’ fees and expenses	6,948	6,866	6,903	1,967
Other expenses	4,562	4,716	4,375	4,323

Total expenses before fee waivers, expense reimbursements, expense recoupments, and custody credits	979,723	1,067,386	945,013	305,962

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(501,418)	(587,620)	(482,605)	(134,023)
Custody credits earned on cash balances	(1)	(2)	(2)	(1)

Net expenses	478,304	479,764	462,406	171,938

Net investment income (loss)	(95,986)	327,542	39,216	46,401

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(1,901,034)	(528,501)	(1,969,163)	(378,191)

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(7,786,566)	(19,427,362)	(13,142,188)	(2,631,451)

Net realized and unrealized gain (loss) on investments	(9,687,600)	(19,955,863)	(15,111,351)	(3,009,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,783,586)	$(19,628,321)	$(15,072,135)	$(2,963,241)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio

	For the		For the
	six months ended	For the	six months ended	For the
	June 30,	year ended	June 30,	year ended
	2010	December 31,	2010	December 31,
	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$(95,986)	$466,820	$327,542	$1,467,395
Net realized gain (loss) on investments	(1,901,034)	(6,617,957)	(528,501)	(4,007,468)
Net unrealized gain (loss) on investments	(7,786,566)	49,806,565	(19,427,362)	44,922,849

Net increase (decrease) in net assets resulting from operations	(9,783,586)	43,655,428	(19,628,321)	42,382,776

Distributions to shareholders from:
Net investment income	—	(2,289,048)	—	(2,787,443)
Net realized gain on securities	—	(11,180,516)	—	(6,014,509)

Total distributions to shareholders	—	(13,469,564)	—	(8,801,952)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	11,467,366	24,550,620	41,061,934	31,605,688

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,683,780	54,736,484	21,433,613	65,186,512

NET ASSETS:
Beginning of period	$161,696,171	$106,959,687	$157,384,432	$92,197,920

End of period†	$163,379,951	$161,696,171	$178,818,045	$157,384,432

† Includes accumulated undistributed net investment income (loss)	$370,835	$466,821	$1,794,937	$1,467,395

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio

	For the		For the
	six months ended	For the	six months ended	For the
	June 30,	year ended	June 30,	year ended
	2010	December 31,	2010	December 31,
	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$39,216	$1,803,572	$46,401	$779,208
Net realized gain (loss) on investments and foreign currencies	(1,969,163)	(4,707,009)	(378,191)	(974,403)
Net unrealized gain (loss) on investments and foreign currencies	(13,142,188)	41,288,440	(2,631,451)	8,341,717

Net increase (decrease) in net assets resulting from operations	(15,072,135)	38,385,003	(2,963,241)	8,146,522

Distributions to shareholders from:
Net investment income	—	(3,020,342)	—	(860,804)
Net realized gain on securities -	—	(6,540,393)	—	(1,089,604)

Total distributions to shareholders	—	(9,560,735)	—	(1,950,408)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	6,904,177	15,572,989	8,750,420	9,376,994

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,167,958)	44,397,257	5,787,179	15,573,108

NET ASSETS:
Beginning of period	$161,494,434	$117,097,177	$45,971,123	$30,398,015

End of period†	$153,326,476	$161,494,434	$51,758,302	$45,971,123

† Includes accumulated undistributed net investment income (loss)	$1,842,788	$1,803,572	$825,609	$779,208

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (unaudited)

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2010, are reported on a schedule following the Portfolio of Investments.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences arising from wash sales.

	For The Year Ended December 31, 2009
	Distributable Earnings			Tax Distributions
		Long-term Gains/	Unrealized		Long-Term
	Ordinary	Capital and	Appreciation	Ordinary	Capital
Portfolio	Income	Other Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$466,821	$—	$(37,861,373)	$2,289,048	$11,180,516
American Funds Global Growth SAST	1,467,395	—	(11,389,664)	2,787,443	6,014,509
American Funds Growth-Income SAST	1,803,572	(2)	(32,760,928)	3,020,342	6,540,393
American Funds Asset Allocation SAST	779,208	(20,989)	(5,800,022)	860,804	1,089,604

As of December 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss
Carryforward
Portfolio	2017

American Funds Growth SAST	$—
American Funds Global Growth SAST	—
American Funds Growth-Income SAST	2
American Funds Asset Allocation SAST	20,989

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	For The Period Ended June 30, 2010
	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

American Funds Growth SAST	$—	$(45,647,939)	$(45,647,939)	$209,126,932
American Funds Global Growth SAST	—	(30,817,026)	(30,817,026)	209,737,004
American Funds Growth-Income SAST	—	(45,903,116)	(45,903,116)	199,323,627
American Funds Asset Allocation SAST	—	(8,431,473)	(8,431,473)	60,236,275

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of SAAL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the period ended June 30, 2010, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST	$501,418
American Funds Global Growth SAST	587,620
American Funds Growth-Income SAST	482,605
American Funds Asset Allocation SAST	147,376

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the period ended June 30, 2010, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

American Funds Asset Allocation SAST	$308

At June 30, 2010, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Asset Allocation SAST	$13,661	$1,489

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended June 30, 2010, service fees were paid (see Statement of Operations) based on the aforementioned rate.

On March 4, 2009, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo., issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (“the FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. As of June 30, 2010, the Trust has approximately 79.7% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.7% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the period ended June 30, 2010 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$15,182,836	$3,810,610	$—	$—
American Funds Global Growth SAST Portfolio	42,808,741	1,412,660	—	—
American Funds Growth-Income SAST Portfolio	11,025,955	4,087,495	—	—
American Funds Asset Allocation SAST Portfolio	10,115,356	1,324,470	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2010		For the Year Ended		June 30, 2010		For the Year Ended
	(unaudited)		December 31, 2009		(unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,118,535	$26,045,258	4,989,305	$36,246,312	5,584,840	$53,921,605	5,472,626	$47,136,708
Reinvested dividends	—	—	1,741,518	13,469,564	—	—	933,632	8,801,952
Shares redeemed	(1,738,667)	(14,577,892)	(3,506,755)	(25,165,256)	(1,334,562)	(12,859,671)	(2,889,398)	(24,332,972)

Net increase (decrease)	1,379,868	$11,467,366	3,224,068	$24,550,620	4,250,278	$41,061,934	3,516,860	$31,605,688

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2010		For the Year Ended		June 30, 2010		For the Year Ended
	(unaudited)		December 31, 2009		(unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,220,221	$18,287,445	4,133,562	$29,714,170	1,375,034	$12,534,814	1,562,537	$12,783,514
Reinvested dividends	—	—	1,208,248	9,560,735	—	—	227,087	1,950,408
Shares redeemed	(1,349,803)	(11,383,268)	(3,214,447)	(23,701,916)	(415,659)	(3,784,394)	(663,261)	(5,356,928)

Net increase (decrease)	870,418	$6,904,177	2,127,363	$15,572,989	959,375	$8,750,420	1,126,363	$9,376,994

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain										Ratio of
			(loss) on										net
	Net Asset		investments			Dividend		Net		Net			investment
	Value,	Net	(both		Dividends	from net		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
06/30/10(4)	8.27	0.00	(0.47)	(0.47)	—	—	—	7.80	(5.68)	163,380	0.57	†	(0.11	)†	2

American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
06/30/10(4)	9.96	0.02	(1.06)	(1.04)	—	—	—	8.92	(10.44)	178,818	0.57	†	0.39	†	1

American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57		1.33		6
06/30/10(4)	8.45	0.00	(0.78)	(0.78)	—	—	—	7.67	(9.23)	153,326	0.57	†	0.05	†	3

American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5
06/30/10(4)	9.10	0.01	(0.50)	(0.49)	—	—	—	8.61	(5.38)	51,758	0.70	†	0.19	†	3

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08		12/31/09		06/30/10
		Net		Net		Net		Net		Net
		Investment		Investment		Investment		Investment		Investment
		Income		Income		Income		Income		Income
	Expenses†	(Loss)†	Expenses	(Loss)	Expenses	(Loss)	Expenses	(Loss)	Expenses†(4)	(Loss)†(4)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%	1.16%	(0.24)%	1.17%	(0.71)%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59	1.27	0.54	1.27	(0.31)
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42	1.17	0.73	1.17	(0.55)
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45	1.27	1.56	1.25	(0.36)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

(4)	Unaudited.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed.

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American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2010

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the outside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.
Investment results, unless otherwise indicated, are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.
The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Applicable fund results shown reflect the waiver and/or reimbursements, without which they would have been lower. See the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies, such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.
In this report
Investment portfolios
Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund

Fellow investors:
Over the first half of 2010, investment results for the funds in American Funds Insurance Series reflected the continued volatility of markets during a period of gradual economic recovery.
This recovery is fundamentally shaped by its roots in the recent credit crisis and the recession that followed. Recessions driven by a credit crisis tend to be deeper, longer and more problematic than others, and that has held true for the recent one. It was the deepest recession since World War II, and in many respects, the recovery has also been the slowest since the war.
The current weakness is a reflection of the pressures that remain on the system. These pressures include excessive debt, high unemployment and concerns about the durability of the recovery which is under way. Consumers, who are accustomed to making large purchases on credit, continue to defer borrowing until they feel more confident in their ability to make the payments. Sales of the more expensive items — from housing to automobiles to furniture — remain well below their peak.
Still, we believe that we are working our way through these challenges and that the worst is behind us, though this will continue to be a very slow recovery. In the meantime, while stocks have come back considerably from their lows, valuations appear reasonable based on outlooks for future earnings. As such, we believe that equity markets remain attractive, especially relative to many other alternatives.
We believe investors will, in due course, renew their interest in equity markets because they offer a higher likelihood of achieving the type of returns investors need to plan for retirement, and for pension funds and endowments to meet their obligations. A 0.25% return on cash or a roughly 3% return on 10-year Treasuries is simply not very high for the long term. Nevertheless, investors have recently continued to favor bond markets, often at the expense of equities.
As equity markets likely will continue to be volatile, stock selection will be paramount, and our extensive, proprietary global research approach should enhance our opportunity to achieve good returns.
We remain committed to our research effort. Our investment professionals travel the world in search of investment opportunities. They stay in touch with the companies they cover, and they continue to monitor those companies’ suppliers, bankers, customers and competitors to keep an up-to-date perspective on operations. In addition to our bottom-up examination of companies and issuers, our investment professionals work closely with internal economists and consult with industry specialists and government officials to develop nuanced perspectives. Because our system emphasizes individual decision-making as well as collaboration, our portfolio counselors and investment analysts continue to follow their highest conviction ideas while keeping in mind a broad range of viewpoints.
While we encourage a long-term view, we know that short-term perturbations are inevitable. In this particular period, many investors focused on deficits and fiscal problems in Greece and other euro zone countries — issues that were accentuated by the shared currency. Yet the sovereign debt problems in Europe were just the latest reverberations of the credit crisis. Following the playbook of the American response, central governments around the world have stepped up to deal with the debt crises that have arisen.
Based partly on concerns about the euro, the dollar gained against most other currencies in the first half of 2010, rising 14.6% against the euro and 7.4% against the British pound, though it fell 5.2% against the Japanese yen. The dollar’s gains contributed to declines in many stock markets outside the U.S., especially in developed countries, which fell 12.2% as measured by the MSCI World ex USA Index. Meanwhile, the U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, fell 6.6%. Stock markets in developing countries also declined, as reflected in the MSCI Emerging Markets Index, which fell 6.0%.
American Funds Insurance Series

During the period, the Federal Reserve maintained its target for the federal funds rate at 0%-0.25%, which has not changed since December 2008. Yields on 10-year Treasuries fell from 3.85% at year-end to 2.97%, reflecting a tailwind for government bonds. Late in the period, concerns about the equity market and higher risk securities also helped drive up the prices of many investment-grade bonds, which ended the period at relatively low yield levels. Overall, the U.S. bond market, as measured by the Citigroup Broad Investment Grade (BIG) Index, rose 5.3%. High-yield bonds, as measured by the Credit Suisse High Yield Index, gained 4.7%.
The global bond market, as measured by the Barclays Capital Global Aggregate Index, fell 0.3%, owing in large part to the strengthening of the U.S. dollar. Bonds in developing countries — and their currencies — proved more resilient, gaining 5.1%, as measured by the J.P. Morgan Emerging Markets Bond Index Plus. This may reflect the fiscal and economic soundness of many developing countries compared with developed countries, which continue to work through their excessive debt.
We currently believe that an excessively strong recovery is not required for stock market returns to improve, and we feel confident about the investment opportunities we have identified. We also remain committed to our investment approach and long-term focus, and we encourage investors to stay the course and remain focused on the future.
We look forward to reporting to you again in six months.

Cordially,

James K. Dunton Vice Chairman of the Board	Donald D. O’Neal President

August 9, 2010
American Funds Insurance Series

Total returns for periods ended June 30, 2010
Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense
		6 months	1 year	5 years	10 years	Lifetime	ratios
Global Growth Fund	Class 1	-10.21%	12.18%	4.74%	1.29%	8.03%	.56%
(since 4/30/97)	Class 2	-10.36	11.89	4.47	1.03	7.76	.82

Growth Fund	Class 1	-5.34	16.98	0.80	-0.64	11.93	.35
(since 2/8/84)	Class 2	-5.47	16.69	0.55	-0.89	11.63	.60
	Class 3	-5.43	16.76	0.62	-0.82	11.73	.53

Growth-Income Fund	Class 1	-8.92	10.96	-0.72	2.30	10.33	.29
(since 2/8/84)	Class 2	-9.02	10.67	-0.97	2.05	10.03	.54
	Class 3	-8.98	10.78	-0.90	2.12	10.14	.47

Asset Allocation Fund	Class 1	-5.04	11.59	1.92	3.30	7.42	.32
(since 8/1/89)	Class 2	-5.18	11.26	1.66	3.03	7.13	.58
	Class 3	-5.14	11.31	1.73	3.10	7.22	.51

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of December 31, 2009, the funds’ most recent fiscal year-end. From September 1, 2004, through December 31, 2008, the series’ investment adviser waived a portion of its management fees as described in the funds’ annual report. Applicable results shown reflect the waivers, without which the results would have been lower. See the Financial Highlights table in this report for details.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2010

The Americas
United States	32.0%
Canada	2.6
Mexico	2.5
Brazil	1.0

38.1

Europe
United Kingdom	5.4
Germany	5.0
France	4.3
Switzerland	4.0
Netherlands	3.8
Belgium	3.0
Denmark	2.8
Spain	2.1
Ireland	1.8
Italy	.7
Norway	.6
Sweden	.5
Other	.7

34.7

Asia/Pacific Basin
Japan	8.3%
China	2.9
India	2.2
Australia	1.9
South Korea	.8
Hong Kong	.6
Singapore	.5
Other	1.0

18.2

Other regions
South Africa	.5

Short-term securities & other assets less liabilities	8.5

Total	100.0%

Objective: To provide long-term growth of capital.
Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.
Global Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Global Growth Fund declined 10.36% for the six months ended June 30, 2010, while the MSCI World Index fell 9.56%.
Though problems in Europe dominated headlines and negatively affected the prices of stocks during the period, we believe these setbacks should be viewed in the context of an ongoing healing and rebalancing of the global economy.
We were not unaware of the challenges mounting in Europe, but the magnitude of the problems — including the levels of debt and the weakness of the euro — was greater than anticipated. We saw value in Europe a year ago and see much greater value today. Though the euro could continue to weaken, rewards may be found in the share prices of good companies already selling at very attractive valuations.
We continue to live in a time of uncertainty and volatility in economies and stock markets, and we understand that this is as frustrating for our investors as it is for us. However, we maintain our commitment to long-term investing, and we continue to believe that there is value to be found in troubled markets.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2010
Objective: To provide growth of capital.
Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.
Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Growth Fund declined 5.47% for the six months ended June 30, 2010. The S&P 500 fell 6.64%.
U.S. companies, in general, have trimmed expenses and become leaner, with reduced inventories and stronger cash positions. Though earnings have improved since the worst of the downturn, the market declined because of investor concerns about prospects for further growth.
Several stocks of energy and materials companies in the portfolio faced losses as a result of investor pessimism about global growth, particularly in Asia, as well as the oil spill in the Gulf of Mexico. While some information technology companies in the portfolio had gains, most had negative results after showing very strong returns earlier in the recovery. On the other hand, investments in many consumer discretionary companies, which suffered early in the recession as consumers pared back spending, have since done very well. Gaming companies have been a part of this, especially those that have expanded overseas.
We will be paying close attention to whether the U.S. Congress increases taxes on dividends and capital gains, which could put further pressure on the market.
American Funds Insurance Series

Growth-Income Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Growth-Income Fund declined 9.02% for the six months ended June 30, 2010, while the fund’s benchmark, the S&P 500, fell 6.64%.
The fund comprises a widely diversified portfolio representing more than 200 companies, 85% of which are based in the United States.
Investments in information technology companies dominated our 10 largest holdings and represented 24.0% of the fund’s entire portfolio. While such major holdings as Oracle, Microsoft, Google and Hewlett-Packard are deemed to be very attractive investments, this group of high-technology stocks posted disappointing results in the first six months of the year. Their weak returns over this period were largely responsible for the fund’s return for the 12 months through June 30 being 3.8% below that of the S&P. In our past report to you, we noted that the fund’s result for the 12 months through December 31, 2009, was 4.8% above the index.
Despite short-term fluctuations, the fund’s results over the long term — 10 to 20 years — have exceeded those of the overall market. That continues to be our objective and the focus of our extensive research.
Where the fund’s assets were invested based on total net assets as of June 30, 2010
Objective: To achieve long-term growth of capital and income.
Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Asset Allocation Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Asset Allocation Fund declined 5.18% for the six months ended June 30, 2010, while the S&P 500 fell 6.64%. On the bond side, the Barclays Capital U.S. Aggregate Index rose 5.33%.
Despite the losses in global stock markets, we have been net purchasers of equities during the period. As such, the portion of the fund invested in stocks has remained fairly constant, at 70.5% compared with 70.2% at year-end. Bond holdings have increased to 25.0% from 23.1% at year-end, primarily because of market appreciation. Meanwhile, the fund’s cash position has decreased to 4.3% of the portfolio, compared with 6.5% at year-end.
As we have been investing more in stocks than in bonds, our hope going forward is that the long-term return on equities will be generally higher than the long-term return on bonds. We believe that the fund’s ability to invest in a broad range of securities allows us to respond to dynamic market conditions while continuing to invest for the long term.
Where the fund’s assets were invested based on total net assets as of June 30, 2010
Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% in lower rated bonds.
The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Global Growth Fund Summary investment portfolio June 30, 2010	unaudited

Largest individual equity securities	Percent of net assets
Novo Nordisk	2.39%
Anheuser-Busch InBev	2.26
Virgin Media	2.07
América Móvil	1.81
Microsoft	1.69

Percent of net assets
Telefónica	1.65%
Unilever NV	1.54
Koninklijke KPN	1.35
Nintendo	1.31
UnitedHealth Group	1.28
Common stocks — 91.33%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 13.47%
Microsoft Corp.	3,360,000	$77,314	1.69%
Nintendo Co., Ltd.[1]	205,000	59,716	1.31
Oracle Corp.	2,425,000	52,041	1.14
Texas Instruments Inc.	2,080,000	48,422	1.06
Cisco Systems, Inc.[2]	1,981,500	42,226	.92
Samsung Electronics Co. Ltd.[1]	61,045	38,329	.84
Hewlett-Packard Co.	800,000	34,624	.76
Google Inc., Class A2	75,000	33,371	.73
Yahoo! Inc.[2]	2,330,200	32,227	.71
Other securities		197,113	4.31
		615,383	13.47

Financials — 12.59%
UBS AG1,2	4,170,000	55,275	1.21
Allianz SE1	452,500	44,932	.98
Moody’s Corp.	2,179,900	43,424	.95
China Life Insurance Co. Ltd., Class H1	7,940,000	34,881	.76
Industrial and Commercial Bank of China Ltd., Class H1	43,150,000	31,332	.69
Prudential PLC[1]	3,853,747	28,884	.63
Bank of Nova Scotia	538,000	24,789	.54
Other securities		311,751	6.83
		575,268	12.59

Consumer staples — 12.10%
Anheuser-Busch InBev NV1	2,145,024	103,034	2.26
Unilever NV, depository receipts[1]	2,588,000	70,563	1.54
Pernod Ricard SA1	675,439	52,250	1.14
METRO AG1	743,108	37,779	.83
C&C Group PLC[1]	8,109,589	31,900	.70
Procter & Gamble Co.	450,000	26,991	.59
Other securities		230,220	5.04
		552,737	12.10

Consumer discretionary — 11.22%
Virgin Media Inc.[2]	5,660,000	94,465	2.07
Toyota Motor Corp.[1]	1,452,900	49,964	1.09
Sony Corp.[1]	1,705,000	45,384	.99
Honda Motor Co., Ltd.[1]	1,408,800	40,914	.90
Home Depot, Inc.	1,200,000	33,684	.74
McDonald’s Corp.	490,000	32,276	.71
Other securities		216,027	4.72
		512,714	11.22

American Funds Insurance Series

Global Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Health care — 10.80%
Novo Nordisk A/S, Class B1	1,355,200	$109,318	2.39%
UnitedHealth Group Inc.	2,060,000	58,504	1.28
UCB SA1	1,090,260	34,157	.75
Aetna Inc.	1,262,600	33,307	.73
Novartis AG1	580,000	28,139	.62
Other securities		229,932	5.03
		493,357	10.80

Industrials — 8.39%
United Technologies Corp.	652,000	42,321	.93
Tyco International Ltd.	1,133,750	39,942	.87
Siemens AG1	436,157	39,030	.85
Geberit AG1	230,000	35,667	.78
KBR, Inc.	1,713,000	34,842	.76
Other securities		191,399	4.20
		383,201	8.39

Telecommunication services — 7.61%
América Móvil, SAB de CV, Series L (ADR)	1,575,000	74,813
América Móvil, SAB de CV, Series L	3,350,000	7,975	1.81
Telefónica, SA1	4,087,799	75,487	1.65
Koninklijke KPN NV1	4,831,300	61,690	1.35
SOFTBANK CORP.[1]	1,751,300	46,290	1.01
China Telecom Corp. Ltd., Class H1	59,870,000	28,583	.63
Other securities		52,874	1.16
		347,712	7.61

Energy — 6.56%
TOTAL SA1	1,135,000	50,513	1.11
Reliance Industries Ltd.[1]	2,074,000	48,326	1.06
Chevron Corp.	630,000	42,752	.94
Other securities		157,803	3.45
		299,394	6.56

Materials — 4.50%
Sigma-Aldrich Corp.	550,000	27,407	.60
Other securities		178,327	3.90
		205,734	4.50

Utilities — 1.91%
GDF SUEZ[1]	1,232,805	34,879	.76
Other securities		52,301	1.15
		87,180	1.91

Miscellaneous — 2.18%
Other common stocks in initial period of acquisition		99,490	2.18

Total common stocks (cost: $3,859,121,000)		4,172,170	91.33

American Funds Insurance Series

Global Growth Fund
Preferred stocks — 0.17%

		Percent
	Value	of net
	(000)	assets
Financials — 0.17%
Other securities	$7,966	.17%

Total preferred stocks (cost: $6,891,000)	7,966	.17

Short-term securities — 8.30%

	Principal
	amount
	(000)

Fannie Mae 0.175%-0.25% due 8/4-9/20/2010	$111,700	111,682	2.44
Freddie Mac 0.23%-0.24% due 8/11-9/2/2010	98,391	98,377	2.15
Federal Home Loan Bank 0.18%-0.19% due 7/7-9/29/2010	83,200	83,180	1.82
Bank of Nova Scotia 0.17% due 7/1/2010	25,000	25,000	.55
Hewlett-Packard Co. 0.16% due 7/22/2010[3]	11,200	11,199	.25
Other securities		49,693	1.09

Total short-term securities (cost: $379,100,000)		379,131	8.30

Total investment securities (cost: $4,245,112,000)		4,559,267	99.80
Other assets less liabilities		9,031	.20

Net assets		$4,568,298	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,057,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,319,403,000, which represented 50.77% of the net assets of the fund. This amount includes $2,318,346,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,559,000, which represented 1.08% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund Summary investment portfolio June 30, 2010	unaudited

Largest individual equity securities	Percent of net assets
Apple	2.41%
Google	2.04
Newmont Mining	1.96
Wells Fargo	1.90
Barrick Gold	1.77

Percent of net assets
Suncor	1.76%
Intuitive Surgical	1.45
First Solar	1.42
Goldman Sachs	1.41
Canadian Natural Resources	1.33
Common stocks — 93.97%

			Percent
		Value	of net
	Shares	(000)	assets

Consumer discretionary — 15.37%
Home Depot, Inc.	10,556,000	$296,307	1.29%
Amazon.com, Inc.[1]	2,467,000	269,544	1.17
Wynn Macau, Ltd.[1,2]	157,230,000	257,225	1.12
Wynn Resorts, Ltd.	3,120,000	237,962	1.03
Chipotle Mexican Grill, Inc.[1]	1,241,400	169,836	.74
Johnson Controls, Inc.	6,299,100	169,257	.73
CarMax, Inc.[1]	7,842,500	156,066	.68
Lowe’s Companies, Inc.	7,446,000	152,047	.66
lululemon athletica inc.[1,3]	4,000,000	148,880	.65
Starbucks Corp.	6,000,000	145,800	.63
Best Buy Co., Inc.	4,100,000	138,826	.60
Other securities		1,399,177	6.07
		3,540,927	15.37

Information technology — 15.14%
Apple Inc.[1]	2,210,000	555,881	2.41
Google Inc., Class A1	1,058,000	470,757	2.04
Oracle Corp.	13,868,800	297,624	1.29
Microsoft Corp.	9,520,000	219,055	.95
Cisco Systems, Inc.[1]	10,209,000	217,554	.94
EMC Corp.[1]	10,000,000	183,000	.79
Lender Processing Services, Inc.[3]	5,785,000	181,128	.79
Fidelity National Information Services, Inc.	6,454,800	173,118	.75
Other securities		1,189,705	5.18
		3,487,822	15.14

Financials — 13.73%
Wells Fargo & Co.	17,140,996	438,809	1.90
Goldman Sachs Group, Inc.	2,480,000	325,550	1.41
Berkshire Hathaway Inc., Class A1	2,115	253,800	1.10
Bank of America Corp.	16,430,000	236,099	1.03
Fairfax Financial Holdings Ltd.	230,000	85,263
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	78,742	.71
Citigroup Inc.[1]	39,800,000	149,648	.65
JPMorgan Chase & Co.	3,968,200	145,276	.63
Other securities		1,450,599	6.30
		3,163,786	13.73

American Funds Insurance Series

Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Energy — 12.44%
Suncor Energy Inc.	13,764,081	$405,081	1.76%
Canadian Natural Resources, Ltd.	9,251,400	307,033	1.33
Pacific Rubiales Energy Corp.[1]	12,550,000	281,286	1.22
Devon Energy Corp.	3,424,700	208,633	.91
Schlumberger Ltd.	3,447,300	190,774	.83
Tenaris SA (ADR)	5,410,000	187,240	.81
Core Laboratories NV	1,100,000	162,371	.70
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	146,203	.63
Noble Energy, Inc.	2,400,000	144,792	.63
Denbury Resources Inc.[1]	9,810,800	143,630	.62
Concho Resources Inc.[1]	2,500,000	138,325	.60
Other securities		551,905	2.40
		2,867,273	12.44

Materials — 9.66%
Newmont Mining Corp.	7,305,000	451,011	1.96
Barrick Gold Corp.	9,000,000	408,690	1.77
Potash Corp. of Saskatchewan Inc.	2,800,000	241,472	1.05
Rio Tinto PLC[2]	4,052,955	177,356	.77
Gold Fields Ltd.[2]	10,000,000	134,655	.59
Other securities		811,662	3.52
		2,224,846	9.66

Health care — 9.49%
Intuitive Surgical, Inc.[1]	1,055,000	332,979	1.45
Gilead Sciences, Inc.[1]	7,660,000	262,585	1.14
Hospira, Inc.[1]	2,400,000	137,880	.60
Other securities		1,452,141	6.30
		2,185,585	9.49

Industrials — 8.91%
First Solar, Inc.[1]	2,885,095	328,410	1.42
Boeing Co.	3,665,000	229,979	1.00
Stericycle, Inc.[1]	3,390,000	222,316	.96
Lockheed Martin Corp.	1,820,000	135,590	.59
Other securities		1,137,927	4.94
		2,054,222	8.91

Consumer staples — 4.40%
Philip Morris International Inc.	4,430,000	203,071	.88
Other securities		810,437	3.52
		1,013,508	4.40

Telecommunication services — 2.12%
Other securities		488,022	2.12

Utilities — 1.13%
Other securities		259,597	1.13

American Funds Insurance Series

Growth Fund
Common stocks

		Percent
	Value	of net
	(000)	assets

Miscellaneous — 1.58%
Other common stocks in initial period of acquisition	$365,036	1.58%

Total common stocks (cost: $19,469,691,000)	21,650,624	93.97

Convertible securities — 0.05%

Other — 0.05%
Other securities	10,456	.05

Total convertible securities (cost: $8,750,000)	10,456	.05

Short-term securities — 6.98%

	Principal
	amount
	(000)

Fannie Mae 0.18%-0.29% due 7/7/2010-1/18/2011	$214,410	214,229	.93
Jupiter Securitization Co., LLC 0.40%-0.46% due 7/19-9/8/2010[4]	187,000	186,888	.81
NetJets Inc. 0.18%-0.22% due 7/19—8/4/2010[4]	74,200	74,187	.32
Other securities		1,132,008	4.92

Total short-term securities (cost: $1,607,325,000)		1,607,312	6.98

Total investment securities (cost: $21,085,766,000)		23,268,392	101.00
Other assets less liabilities		(229,575)	(1.00)

Net assets		$23,038,817	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2010, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/10
	shares	Additions	Reductions	shares	(000)	(000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$1,157	$181,128
lululemon athletica inc.[1]	4,000,000	—	—	4,000,000	—	148,880
Capella Education Co.[1]	—	1,086,826	—	1,086,826	—	88,413
Air Lease Corp., Class A1,2,5	—	4,183,448	—	4,183,448	—	83,669
Blue Nile, Inc.[1]	1,043,000	—	—	1,043,000	—	49,105
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	49	36,011
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	22,163
Core Laboratories NV6	1,197,700	—	97,700	1,100,000	234	—
Minerals Technologies Inc.[6]	1,025,000	—	1,025,000	—	1	—
Pacific Rubiales Energy Corp.[1,6]	12,550,000	—	—	12,550,000	—	—
Palm, Inc.[6]	9,250,000	—	9,250,000	—	—	—
Uranium One Inc.[1,6]	25,544,500	7,102,700	23,085,000	9,562,200	—	—

					$1,441	$609,369

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,989,966,000, which represented 8.64% of the net assets of the fund. This amount includes $1,867,787,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $957,957,000, which represented 4.16% of the net assets of the fund.

[5]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Air Lease Corp., Class A	6/30/2010	$83,669	$83,669	.36%
KGen Power Corp.	12/19/2006	44,326	22,163	.10
Other restricted securities		38,381	16,347	.07

Total restricted securities		$166,376	$122,179	.53%

[6]	Unaffiliated issuer at 6/30/2010.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
See Notes to Financial Statements
American Funds Insurance Series

Growth-Income Fund Summary investment portfolio June 30, 2010	unaudited

Largest individual equity securities	Percent of net assets
Oracle	2.96%
Microsoft	2.94
Google	2.42
Merck	1.89
Hewlett-Packard	1.89

Percent of net assets
AT&T	1.82%
ConocoPhillips	1.59
Yahoo	1.56
PepsiCo	1.50
Philip Morris International	1.50
Common stocks — 93.62%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 23.98%
Oracle Corp.	29,917,500	$642,030	2.96%
Microsoft Corp.	27,720,100	637,840	2.94
Google Inc., Class A1	1,178,800	524,507	2.42
Hewlett-Packard Co.	9,435,000	408,347	1.89
Yahoo! Inc.[1]	24,371,300	337,055	1.56
Intel Corp.	16,511,900	321,156	1.48
Cisco Systems, Inc.[1]	11,600,000	247,196	1.14
International Business Machines Corp.	1,910,000	235,847	1.09
Corning Inc.	12,000,000	193,800	.89
Flextronics International Ltd.[1]	26,979,700	151,086	.70
MasterCard Inc., Class A	750,000	149,647	.69
Accenture PLC, Class A	3,475,000	134,309	.62
Other securities		1,211,940	5.60
		5,194,760	23.98

Industrials — 13.74%
CSX Corp.	6,172,023	306,318	1.41
Union Pacific Corp.	4,208,200	292,512	1.35
United Technologies Corp.	4,075,000	264,508	1.22
Precision Castparts Corp.	2,065,000	212,530	.98
3M Co.	2,401,000	189,655	.88
Norfolk Southern Corp.	3,565,300	189,139	.87
United Parcel Service, Inc., Class B	3,150,000	179,204	.83
General Dynamics Corp.	2,707,000	158,522	.73
General Electric Co.	10,500,000	151,410	.70
Other securities		1,033,403	4.77
		2,977,201	13.74

Consumer discretionary — 10.53%
Time Warner Inc.	8,566,667	247,662	1.14
Best Buy Co., Inc.	6,650,000	225,169	1.04
DIRECTV, Class A1	6,295,000	213,526	.99
News Corp., Class A	14,500,200	173,422	.80
Target Corp.	3,350,000	164,720	.76
Time Warner Cable Inc.	3,138,516	163,454	.75
Apollo Group, Inc., Class A1	3,350,000	142,275	.66
Other securities		950,209	4.39
		2,280,437	10.53

Health care — 9.41%
Merck & Co., Inc.	11,690,361	408,812	1.89
Abbott Laboratories	5,380,000	251,676	1.16
Boston Scientific Corp.[1]	27,420,000	159,036	.74
Other securities		1,218,159	5.62
		2,037,683	9.41

American Funds Insurance Series

Growth-Income Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Energy — 8.72%
ConocoPhillips	7,003,000	$343,777	1.59%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	192,594
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	79,777
Royal Dutch Shell PLC, Class B2	139,816	3,385	1.27
Schlumberger Ltd.	4,135,000	228,831	1.06
Baker Hughes Inc.	4,314,700	179,362	.83
Chevron Corp.	2,603,200	176,653	.82
Other securities		684,377	3.15
		1,888,756	8.72

Financials — 8.45%
Bank of America Corp.	15,841,452	227,642	1.05
Capital One Financial Corp.	5,000,000	201,500	.93
JPMorgan Chase & Co.	5,262,900	192,675	.89
HSBC Holdings PLC (Hong Kong)[2]	8,105,309	74,252
HSBC Holdings PLC (ADR)	1,538,570	70,143	.67
Other securities		1,064,524	4.91
		1,830,736	8.45

Consumer staples — 7.60%
PepsiCo, Inc.	5,318,419	324,158	1.50
Philip Morris International Inc.	7,069,500	324,066	1.50
Molson Coors Brewing Co., Class B	5,076,200	215,028	.99
Kraft Foods Inc., Class A	6,000,000	168,000	.78
CVS/Caremark Corp.	5,500,000	161,260	.74
Other securities		453,732	2.09
		1,646,244	7.60

Materials — 4.51%
Air Products and Chemicals, Inc.	3,657,909	237,069	1.09
Monsanto Co.	4,852,000	224,260	1.04
Other securities		516,308	2.38
		977,637	4.51

Telecommunication services — 3.95%
AT&T Inc.	16,310,000	394,539	1.82
Other securities		460,492	2.13
		855,031	3.95

Utilities — 1.57%
Other securities		341,177	1.57

Miscellaneous — 1.16%
Other common stocks in initial period of acquisition		250,981	1.16

Total common stocks (cost: $19,659,407,000)		20,280,643	93.62

American Funds Insurance Series

Growth-Income Fund
Preferred stocks — 0.20%

			Percent
		Value	of net
	Shares	(000)	assets

Financials — 0.20%
JPMorgan Chase & Co., Series I, 7.90%[3]	29,049,000	$30,039	.14%
Other securities		13,362	.06

Total preferred stocks (cost: $39,985,000)		43,401	.20

Rights & warrants — 0.00%

Financials — 0.00%
Other securities	—	.00

Total rights & warrants (cost: $6,131,000)	—	.00

Convertible securities — 0.48%

Other — 0.48%
Other securities	104,213	.48

Total convertible securities (cost: $90,754,000)	104,213	.48

Bonds, notes & other debt instruments — 0.01%

	Principal
	amount
	(000)

Financials — 0.01%
Bank of America Corp. 4.25%—4.375% 2010	$2,395	2,425	.01

Total bonds, notes & other debt instruments (cost: $2,337,000)		2,425	.01

American Funds Insurance Series

Growth-Income Fund
Short-term securities — 6.04%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Fannie Mae 0.15%-0.55% due 7/20/2010-1/18/2011	$434,098	$433,927	2.00%
Freddie Mac 0.15%-0.33% due 8/11-12/21/2010	295,300	295,136	1.36
General Electric Co. 0.08% due 7/1/2010	60,000	60,000
General Electric Capital Services, Inc. 0.31% due 7/12/2010	50,000	49,995	.51
Jupiter Securitization Co., LLC 0.32%-0.46% due 7/22-8/17/2010[4]	61,808	61,779	.29
Merck & Co. Inc. 0.18%-0.27% due 8/2-8/3/2010[4]	15,126	15,124	.07
Other securities		392,601	1.81

Total short-term securities (cost: $1,308,459,000)		1,308,562	6.04

Total investment securities (cost: $21,107,073,000)		21,739,244	100.35
Other assets less liabilities		(75,342)	(.35)

Net assets		$21,663,902	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,376,332,000, which represented 6.35% of the net assets of the fund. This amount includes $1,375,037,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Coupon rate may change periodically.

[4]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $315,634,000, which represented 1.46% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund Summary investment portfolio June 30, 2010	unaudited

Largest individual equity securities	Percent of net assets
Oracle	1.76%
Boeing	1.53
Hewlett-Packard	1.52
BHP Billiton	1.46
Abbott Laboratories	1.42

Percent of net assets
Monsanto	1.32%
Johnson & Johnson	1.32
Comcast	1.32
IBM	1.31
ACE	1.30
Common stocks — 70.54%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 12.45%
Oracle Corp.	7,560,000	$162,238	1.76%
Hewlett-Packard Co.	3,230,000	139,794	1.52
International Business Machines Corp.	980,000	121,010	1.31
Corning Inc.	7,100,000	114,665	1.24
Microsoft Corp.	4,700,000	108,147	1.17
Apple Inc.[1]	380,000	95,582	1.04
Cisco Systems, Inc.[1]	4,410,000	93,977	1.02
Google Inc., Class A1	200,000	88,990	.97
Other securities		223,173	2.42
		1,147,576	12.45

Financials — 9.81%
ACE Ltd.	2,320,000	119,434	1.30
Wells Fargo & Co.	3,200,000	81,920	.89
Moody’s Corp.	3,900,000	77,688	.84
T. Rowe Price Group, Inc.	1,700,000	75,463	.82
JPMorgan Chase & Co.	2,000,000	73,220	.79
Marsh & McLennan Companies, Inc.	2,940,000	66,297	.72
Other securities		409,716	4.45
		903,738	9.81

Materials — 9.74%
BHP Billiton Ltd.[2]	4,340,000	134,973	1.46
Monsanto Co.	2,640,000	122,021	1.32
Sigma-Aldrich Corp.	1,920,000	95,674	1.04
Newmont Mining Corp.	1,500,000	92,610	1.01
Rio Tinto PLC[2]	1,681,753	73,593	.80
FMC Corp.	1,250,000	71,787	.78
Martin Marietta Materials, Inc.	840,000	71,240	.77
Dow Chemical Co.	3,000,000	71,160	.77
Other securities		164,987	1.79
		898,045	9.74

Health care — 9.33%
Abbott Laboratories	2,790,000	130,516	1.42
Johnson & Johnson	2,060,000	121,664	1.32
Amgen Inc.[1]	2,050,000	107,830	1.17
Cardinal Health, Inc.	2,901,424	97,517	1.06
Zimmer Holdings, Inc.[1]	1,250,000	67,562	.73
Eli Lilly and Co.	2,000,000	67,000	.73
Other securities		267,676	2.90
		859,765	9.33

American Funds Insurance Series

Asset Allocation Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Industrials — 7.50%
Boeing Co.	2,250,000	$141,188	1.53%
Deere & Co.	1,100,000	61,248	.67
Other securities		488,770	5.30
		691,206	7.50

Energy — 6.76%
Schlumberger Ltd.	2,030,000	112,340	1.22
Chevron Corp.	1,400,000	95,004	1.03
Suncor Energy Inc.	2,150,000	63,275	.69
Other securities		352,446	3.82
		623,065	6.76

Consumer discretionary — 6.72%
Comcast Corp., Class A	7,000,000	121,590	1.32
Home Depot, Inc.	4,200,000	117,894	1.28
McDonald’s Corp.	1,330,000	87,607	.95
DIRECTV, Class A1	2,000,000	67,840	.74
Best Buy Co., Inc.	1,845,000	62,472	.68
Other securities		161,762	1.75
		619,165	6.72

Consumer staples — 3.63%
Coca-Cola Co.	2,000,000	100,240	1.09
Unilever NV (New York registered)	2,480,000	67,754	.74
PepsiCo, Inc.	1,000,000	60,950	.66
Other securities		105,867	1.14
		334,811	3.63

Utilities — 1.55%
Other securities		142,679	1.55

Telecommunication services — 1.09%
AT&T Inc.	3,000,000	72,570	.79
Other securities		28,433	.30
		101,003	1.09

Miscellaneous — 1.96%
Other common stocks in initial period of acquisition		180,689	1.96

Total common stocks (cost: $6,303,164,000)		6,501,742	70.54

Preferred stocks — 0.08%

Financials — 0.08%
Other securities	7,137	.08

Total preferred stocks (cost: $8,161,000)	7,137	.08

American Funds Insurance Series

Asset Allocation Fund
Rights & warrants — 0.00%

		Percent
	Value	of net
	(000)	assets

Consumer discretionary — 0.00%
Other securities	$479	.00%

Total rights & warrants (cost: $432,000)	479	.00

Convertible securities — 0.03%

Consumer discretionary — 0.03%
Other securities	2,635	.03

Total convertible securities (cost: $1,973,000)	2,635	.03

Bonds, notes & other debt instruments — 25.01%

	Principal
	amount
	(000)

Bonds & notes of U.S. government & government agencies — 9.96%
U.S. Treasury:
3.875% 2010	$164,000	165,259
4.625% 2011	74,875	79,555
1.875% 2014	92,000	93,674
5.125% 2016	63,000	73,535
3.50% 2039	92,500	85,953
1.625%-8.875% 2012-2040[3]	308,203	353,191	9.23
Fannie Mae 6.25% 2029	15,575	19,285	.21
Other securities		47,865	.52
		918,317	9.96

Mortgage-backed obligations[4] — 5.64%
Fannie Mae 0%-7.50% 2012-2047	263,729	279,344	3.03
Freddie Mac 5.00%-7.50% 2018-2040[2,5]	103,535	110,820	1.20
Other securities		130,009	1.41
		520,173	5.64

Financials — 1.77%
Other securities		163,050	1.77

Industrials — 1.73%
Other securities		159,103	1.73

Health care — 1.44%
Cardinal Health, Inc. 5.80% 2016	4,500	5,046	.05
Abbott Laboratories 5.125% 2019	2,400	2,683	.03
Other securities		125,356	1.36
		133,085	1.44

Telecommunication services — 1.14%
AT&T Inc. 6.70% 2013	4,340	5,013
SBC Communications Inc. 5.10%-5.625% 2014-2016	1,250	1,391	.07
Other securities		98,894	1.07
		105,298	1.14

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Consumer discretionary — 1.01%
Comcast Corp. 6.45%-6.95% 2037	$6,875	$7,747	.08%
Other securities		85,547	.93
		93,294	1.01

Information technology — 0.61%
Hewlett-Packard Co. 5.50% 2018	3,100	3,576	.04
Other securities		52,615	.57
		56,191	.61

Other — 1.71%
Other securities		156,943	1.71

Total bonds, notes & other debt instruments (cost: $2,210,289,000)		2,305,454	25.01

Short-term securities — 5.16%

Fannie Mae 0.17%-0.31% due 8/18/2010-2/1/2011	91,800	91,741	1.00
Freddie Mac 0.175%-0.31% due 7/12-12/21/2010	81,900	81,843	.89
AT&T Inc. 0.19% due 7/14/2010[6]	53,000	52,996	.57
JPMorgan Chase & Co. 0.23% due 7/12/2010	45,300	45,295	.49
U.S. Treasury Bill 0.155% due 8/19/2010	34,700	34,693	.38
Merck & Co. Inc. 0.15% due 8/9/2010[6]	25,000	24,996	.27
Other securities		143,920	1.56

Total short-term securities (cost: $475,465,000)		475,484	5.16

Total investment securities (cost: $8,999,484,000)		9,292,931	100.82
Other assets less liabilities		(76,015)	(.82)

Net assets		$9,216,916	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,567,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $486,112,000, which represented 5.27% of the net assets of the fund. This amount includes $423,570,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Index-linked bond whose principal amount moves with a government retail price index.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Coupon rate may change periodically.

[6]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $378,019,000, which represented 4.10% of the net assets of the fund.
See Notes to Financial Statements
American Funds Insurance Series

This page intentionally left blank
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2010

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$200,561	$4,559,267	$3,047,059	$22,659,023
Affiliated issuers	—	—	81,808	609,369
Cash denominated in currencies other than U.S. dollars	30	2,285	218	2,205
Cash	129	164	145	136
Unrealized appreciation on open forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	1,774	2,712	17,168	22,748
Sales of fund’s shares	10	13,115	2,914	37,076
Closed forward currency contracts	—	—	—	—
Dividends and interest	291	7,935	2,916	20,746
Other assets	—	—	485	—

	202,795	4,585,478	3,152,713	23,351,303

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	2,910	6,400	56,294	286,722
Repurchases of fund’s shares	233	4,441	3,445	15,423
Closed forward currency contracts	—	—	—	—
Investment advisory services	99	2,070	1,855	6,454
Distribution services	37	768	531	3,603
Trustees’ deferred compensation	— *	15	9	247
Non-U.S. taxes	—	3,444	1,700	—
Other	2	42	55	37

	3,281	17,180	63,889	312,486

Net assets at June 30, 2010 (total: $93,965,385)	$199,514	$4,568,298	$3,088,824	$23,038,817

Investment securities, at cost:
Unaffiliated issuers	$207,749	$4,245,112	$2,814,705	$20,424,102

Affiliated issuers	—	—	$148,852	$661,664

Cash denominated in currencies other than U.S. dollars, at cost	$30	$2,285	$218	$2,205

Net assets consist of:
Capital paid in on shares of beneficial interest	$235,744	$5,095,109	$3,465,585	$25,792,826
Undistributed (distributions in excess of) net investment income	658	31,917	(53,862)	88,234
(Accumulated) undistributed net realized (loss) gain	(29,696)	(869,409)	(486,537)	(5,025,019)
Net unrealized (depreciation) appreciation	(7,192)	310,681	163,638	2,182,776

Net assets at June 30, 2010	$199,514	$4,568,298	$3,088,824	$23,038,817

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $29,740,582)	$26,225	$964,373	$578,416	$6,309,040
Shares outstanding	2,586	55,026	34,047	143,818
Net asset value per share	$10.14	$17.53	$16.99	$43.87
Class 2:
Net assets (total: $63,677,698)	$173,289	$3,603,925	$2,510,408	$16,529,802
Shares outstanding	17,180	207,017	150,047	380,024
Net asset value per share	$10.09	$17.41	$16.73	$43.50
Class 3:
Net assets (total: $547,105)	—	—	—	$199,975
Shares outstanding	—	—	—	4,558
Net asset value per share	—	—	—	$43.88

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

		Blue Chip			International
	New	Income and	Global Growth	Growth-	Growth	Asset		Global
International	World	Growth	and Income	Income	and Income	Allocation	Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$8,322,519	$1,864,637	$3,493,972	$1,909,659	$21,739,244	$149,143	$9,292,931	$10,381,203	$1,524,315
—	—	—	7,124	—	—	—	—	—
2,444	1,182	—	1,158	1,423	71	—	—	— *
131	143	124	140	150	97	60	707	138
—	—	—	—	—	4	—	10,670	4,701

1,787	3,485	3,016	312	—	1,378	16,370	232,968	13,390
47,056	1,250	6,262	124	69,587	1,052	9,106	8,335	2,801
—	—	—	—	—	—	—	—	733
22,826	7,737	6,286	6,646	29,263	577	34,286	79,407	20,333
—	—	—	—	—	—	—	—	—

8,396,763	1,878,434	3,509,660	1,925,163	21,839,667	152,322	9,352,753	10,713,290	1,566,411

—	—	—	—	—	—	—	2,518	1,483

14,303	1,121	18,278	3,754	154,089	368	124,831	1,360,101	47,805
4,422	2,058	3,423	1,579	13,183	1	7,297	85,936	1,496
—	—	—	—	—	—	—	632	263
3,479	1,175	1,268	973	5,079	86	2,365	2,789	672
1,177	288	660	377	3,101	26	1,076	1,013	266
115	4	10	3	288	— *	70	18	1
5,906	927	—	—	—	14	—	—	—
2,688	53	1	15	25	3	198	121	36

32,090	5,626	23,640	6,701	175,765	498	135,837	1,453,128	52,022

$8,364,673	$1,872,808	$3,486,020	$1,918,462	$21,663,902	$151,824	$9,216,916	$9,260,162	$1,514,389

$8,243,606	$1,603,176	$3,476,364	$1,983,105	$21,107,073	$155,969	$8,999,484	$10,093,225	$1,518,163

—	—	—	$15,878	—	—	—	—	—

$2,444	$1,182	—	$1,158	—	$71	—	—	— *

$9,436,590	$1,754,831	$4,221,597	$2,586,239	$25,150,360	$154,843	$9,988,550	$9,245,756	$1,488,318
54,971	8,216	36,949	18,976	204,199	2,184	102,418	130,677	25,297
(1,199,985)	(150,726)	(790,134)	(604,447)	(4,322,902)	1,645	(1,167,512)	(411,756)	(7,584)
73,097	260,487	17,608	(82,306)	632,245	(6,848)	293,460	295,485	8,358

$8,364,673	$1,872,808	$3,486,020	$1,918,462	$21,663,902	$151,824	$9,216,916	$9,260,162	$1,514,389

$2,758,659	$499,573	$432,087	$143,387	$7,300,474	$24,689	$4,153,269	$4,291,282	$210,737
186,505	26,420	55,754	17,333	256,310	1,909	297,813	398,754	18,420
$14.79	$18.91	$7.75	$8.27	$28.48	$12.94	$13.95	$10.76	$11.44

$5,552,354	$1,373,235	$3,053,933	$1,775,075	$14,176,034	$127,135	$5,024,249	$4,968,880	$1,303,652
377,003	73,244	397,321	215,186	501,129	9,857	363,005	466,862	114,438
$14.73	$18.75	$7.69	$8.25	$28.29	$12.90	$13.84	$10.64	$11.39

$53,660	—	—	—	$187,394	—	$39,398	—	—
3,628	—	—	—	6,579	—	2,825	—	—
$14.79	—	—	—	$28.49	—	$13.94	—	—
American Funds Insurance Series

Statements of assets & liabilities at June 30, 2010	unaudited
(dollars and shares in thousands, except per-share amounts)

		U.S.
	High-	Government/
	Income	AAA-Rated	Cash
	Bond	Securities	Management
	Fund	Fund	Fund

Assets:
Investment securities, at value	$1,689,379	$3,410,899	$743,561
Cash	345	89	115

Unrealized appreciation on open forward currency contracts	799	—	—

Receivables for:
Sales of investments	4,302	49,650	—
Sales of fund’s shares	769	7,207	6,275
Closed forward currency contracts	20	—	—
Dividends and interest	31,086	18,639	—

	1,726,700	3,486,484	749,951

Liabilities:
Unrealized depreciation on open forward currency contracts	6	—	—
Payables for:
Purchases of investments	5,421	321,531	—
Repurchases of fund’s shares	12,084	206	4
Investment advisory services	652	962	200
Distribution services	217	376	134
Trustees’ deferred compensation	29	25	13
Other	498	1	—

	18,907	323,101	351

Net assets at June 30, 2010 (total: $93,965,385)	$1,707,793	$3,163,383	$749,600

Investment securities, at cost	$1,656,938	$3,295,740	$743,544

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,857,770	$2,988,681	$750,952
Undistributed (distributions in excess of) net investment income	67,611	32,319	(1,369)
(Accumulated) undistributed net realized (loss) gain	(250,810)	27,224	—
Net unrealized appreciation	33,222	115,159	17

Net assets at June 30, 2010	$1,707,793	$3,163,383	$749,600

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $29,740,582)	$646,176	$1,298,759	$103,436
Shares outstanding	60,059	101,863	9,076
Net asset value per share	$10.76	$12.75	$11.40
Class 2:
Net assets (total: $63,677,698)	$1,040,127	$1,835,797	$629,803
Shares outstanding	97,670	145,282	55,745
Net asset value per share	$10.65	$12.64	$11.30
Class 3:
Net assets (total: $547,105)	$21,490	$28,827	$16,361
Shares outstanding	1,996	2,261	1,440
Net asset value per share	$10.77	$12.75	$11.36
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2010	unaudited
(dollars in thousands)

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,553	$60,088	$20,915	$154,942
Interest	45	675	1,291	852

	1,598	60,763	22,206	155,794

Fees and expenses[3]:
Investment advisory services	637	13,177	11,721	40,314
Distribution services — Class 2	237	4,943	3,377	22,538
Distribution services — Class 3	—	—	—	201
Transfer agent services	— [4]	— [4]	— [4]	1
Reports to shareholders	6	197	125	974
Registration statement and prospectus	15	333	310	1,703
Trustees’ compensation	1	22	14	100
Auditing and legal	8	22	18	55
Custodian	12	293	366	267
State and local taxes	2	49	32	240
Other	2	17	120	39

	920	19,053	16,083	66,432

Net investment income	678	41,710	6,123	89,362

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments[2]	1,608	98,497	87,382	(170,617)
Currency transactions	(79)	235	267	(1,763)

	1,529	98,732	87,649	(172,380)

Net unrealized depreciation on:
Investments	(23,727)	(670,851)	(240,451)	(1,243,494)
Currency translations	(5)	(97)	(100)	(80)

	(23,732)	(670,948)	(240,551)	(1,243,574)

Net realized gain (loss) and unrealized depreciation on investments and currency	(22,203)	(572,216)	(152,902)	(1,415,954)

Net decrease in net assets resulting from operations	$(21,525)	$(530,506)	$(146,779)	$(1,326,592)

See end of table for footnotes.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2010

			Blue Chip
		New	Income and	Global Growth
	International	World	Growth	and Income
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$134,498	$21,094	$49,420	$32,009
Interest	1,255	7,105	235	3,962

	135,753	28,199	49,655	35,971

Fees and expenses[3]:
Investment advisory services	22,109	7,346	7,905	6,128
Distribution services — Class 2	7,589	1,827	4,164	2,392
Distribution services — Class 3	56	—	—	—
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Reports to shareholders	348	75	143	79
Registration statement and prospectus	541	125	199	123
Trustees’ compensation	36	9	16	9
Auditing and legal	35	11	8	6
Custodian	918	396	33	92
State and local taxes	86	19	36	22
Other	20	31	6	5

	31,738	9,839	12,510	8,856

Net investment income (loss)	104,015	18,360	37,145	27,115

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	38,659	11,961	46,258	34,171
Forward currency contracts	—	4	—	—
Currency transactions	(1,768)	(264)	— [4]	211

	36,891	11,701	46,258	34,382

Net unrealized (depreciation) appreciation on:
Investments	(1,418,223)	(137,679)	(356,442)	(250,131)
Forward currency contracts	—	(26)	—	—
Currency translations	(294)	(81)	—	(161)

	(1,418,517)	(137,786)	(356,442)	(250,292)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency	(1,381,626)	(126,085)	(310,184)	(215,910)

Net (decrease) increase in net assets resulting from operations	$(1,277,611)	$(107,725)	$(273,039)	$(188,795)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars in thousands)

						U.S.
	International				High-	Government/
Growth-	Growth	Asset		Global	Income	AAA-Rated	Cash
Income	and Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$256,342	$2,777	$65,176	$194	$8	$1,188	$—	$—
3,735	115	62,191	167,227	30,752	75,743	40,157	681

260,077	2,892	127,367	167,421	30,760	76,931	40,157	681

32,382	499	14,638	16,198	3,962	4,031	5,371	1,182
19,775	147	6,780	5,949	1,582	1,321	2,077	776
194	—	38	—	—	20	25	15
1	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
726	4	380	328	53	50	77	22
1,502	6	387	374	75	96	97	29
97	— [4]	40	37	6	7	11	3
52	5	20	18	3	3	6	1
191	19	48	124	118	4	3	1
236	1	95	86	14	17	27	8
38	5	22	21	12	10	4	1

55,194	686	22,448	23,135	5,825	5,559	7,698	2,038

204,883	2,206	104,919	144,286	24,935	71,372	32,459	(1,357)

(1,140,806)	1,671	(45,746)	43,021	(6,919)	410	28,421	—
—	2	—	43,869	7,965	292	—	—
161	(18)	(20)	(2,616)	(1,371)	(69)	—	—

(1,140,645)	1,655	(45,766)	84,274	(325)	633	28,421	—

(1,179,179)	(25,016)	(556,562)	179,373	(40,981)	(7,022)	91,792	31
—	4	35	(948)	5,142	792	—	—
(77)	(13)	—	(555)	(963)	(9)	—	—

(1,179,256)	(25,025)	(556,527)	177,870	(36,802)	(6,239)	91,792	31

(2,319,901)	(23,370)	(602,293)	262,144	(37,127)	(5,606)	120,213	31

$(2,115,018)	$(21,164)	$(497,374)	$406,430	$(12,192)	$65,766	$152,672	$(1,326)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010*	2009	2010*	2009	2010*	2009

Operations:
Net investment income	$678	$707	$41,710	$61,212	$6,123	$10,576
Net realized gain (loss) on investments, forward currency contracts and currency transactions	1,529	(21,498)	98,732	(577,447)	87,649	(344,261)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(23,732)	96,136	(670,948)	2,083,342	(240,551)	1,594,530

Net (decrease) increase in net assets resulting from operations	(21,525)	75,345	(530,506)	1,567,107	(146,779)	1,260,845

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(16)	(203)	(4,495)	(14,409)	(8,225)	(2,295)
Class 2	(103)	(962)	(15,500)	(49,897)	(35,765)	(6,036)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(119)	(1,165)	(19,995)	(64,306)	(43,990)	(8,331)

Distributions from net realized gain on investments:
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(119)	(1,165)	(19,995)	(64,306)	(43,990)	(8,331)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,525	7,055	76,797	152,420	61,513	156,323
Proceeds from reinvestment of dividends and distributions	16	203	4,495	14,409	8,225	2,295

Cost of shares repurchased	(2,826)	(4,461)	(40,792)	(98,881)	(60,182)	(82,880)

Net (decrease) increase from Class 1 transactions	(1,285)	2,797	40,500	67,948	9,556	75,738

Class 2:
Proceeds from shares sold	17,999	28,318	124,852	175,261	128,891	231,775
Proceeds from reinvestment of dividends and distributions	103	962	15,500	49,897	35,765	6,036
Cost of shares repurchased	(18,277)	(32,843)	(199,348)	(532,009)	(176,224)	(338,277)

Net (decrease) increase from Class 2 transactions	(175)	(3,563)	(58,996)	(306,851)	(11,568)	(100,466)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net (decrease) increase in net assets resulting from capital share transactions	(1,460)	(766)	(18,496)	(238,903)	(2,012)	(24,728)

Total (decrease) increase in net assets	(23,104)	73,414	(568,997)	1,263,898	(192,781)	1,227,786
Net assets:
Beginning of period	222,618	149,204	5,137,295	3,873,397	3,281,605	2,053,819

End of period	$199,514	$222,618	$4,568,298	$5,137,295	$3,088,824	$3,281,605

Undistributed (distributions in excess of) net investment income	$658	$99	$31,917	$10,202	$(53,862)	$(15,995)

Shares of beneficial interest:
Class 1:
Shares sold	134	762	4,022	9,692	3,364	11,706
Shares issued on reinvestment of dividends and distributions	1	20	240	779	457	130
Shares repurchased	(258)	(502)	(2,144)	(5,953)	(3,300)	(5,697)

Net (decrease) increase in shares outstanding	(123)	280	2,118	4,518	521	6,139

Class 2:
Shares sold	1,603	3,089	6,511	11,097	7,044	16,688
Shares issued on reinvestment of dividends and distributions	10	100	834	2,729	2,020	347
Shares repurchased	(1,683)	(3,595)	(10,603)	(33,950)	(9,945)	(24,566)

Net (decrease) increase in shares outstanding	(70)	(406)	(3,258)	(20,124)	(881)	(7,531)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See end of table for footnote.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund

Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2010*	2009	2010*	2009	2010*	2009	2010*	2009	2010*	2009

$89,362	$151,308	$104,015	$120,342	$18,360	$29,285	$37,145	$64,018	$27,115	$43,559
(172,380)	(3,042,732)	36,891	(876,428)	11,701	(69,962)	46,258	(449,056)	34,382	(308,921)
(1,243,574)	9,997,277	(1,418,517)	3,605,359	(137,786)	688,152	(356,442)	1,200,546	(250,292)	883,289

(1,326,592)	7,105,853	(1,277,611)	2,849,273	(107,725)	647,475	(273,039)	815,508	(188,795)	617,927

(14,974)	(48,554)	(22,613)	(42,244)	(2,699)	(7,030)	(1,403)	(7,922)	(1,306)	(3,542)
(32,314)	(101,700)	(43,739)	(83,779)	(7,020)	(18,903)	(9,117)	(60,270)	(15,408)	(40,323)
(411)	(1,414)	(427)	(933)	—	—	—	—	—	—

(47,699)	(151,668)	(66,779)	(126,956)	(9,719)	(25,933)	(10,520)	(68,192)	(16,714)	(43,865)

—	—	—	(12,249)	—	—	—	—	—	—
—	—	—	(28,704)	—	—	—	—	—	—
—	—	—	(316)	—	—	—	—	—	—

—	—	—	(41,269)	—	—	—	—	—	—

(47,699)	(151,668)	(66,779)	(168,225)	(9,719)	(25,933)	(10,520)	(68,192)	(16,714)	(43,865)

505,620	1,133,307	453,155	492,072	66,254	157,026	70,041	126,839	7,838	31,416
14,974	48,554	22,613	54,493	2,699	7,030	1,403	7,922	1,306	3,542
(398,783)	(1,202,331)	(137,133)	(364,115)	(38,804)	(64,154)	(13,061)	(26,536)	(10,887)	(11,041)

121,811	(20,470)	338,635	182,450	30,149	99,902	58,383	108,225	(1,743)	23,917

287,652	1,076,675	267,108	394,974	65,555	131,855	88,429	226,370	86,144	116,122
32,314	101,700	43,739	112,483	7,020	18,903	9,117	60,270	15,408	40,323
(1,006,110)	(1,430,613)	(265,195)	(853,869)	(104,608)	(177,160)	(138,663)	(212,095)	(87,158)	(267,041)

(686,144)	(252,238)	45,652	(346,412)	(32,033)	(26,402)	(41,117)	74,545	14,394	(110,596)

390	2,265	336	1,209	—	—	—	—	—	—
411	1,414	427	1,249	—	—	—	—	—	—
(19,442)	(38,105)	(6,076)	(11,488)	—	—	—	—	—	—

(18,641)	(34,426)	(5,313)	(9,030)	—	—	—	—	—	—

(582,974)	(307,134)	378,974	(172,992)	(1,884)	73,500	17,266	182,770	12,651	(86,679)

(1,957,265)	6,647,051	(965,416)	2,508,056	(119,328)	695,042	(266,293)	930,086	(192,858)	487,383
24,996,082	18,349,031	9,330,089	6,822,033	1,992,136	1,297,094	3,752,313	2,822,227	2,111,320	1,623,937

$23,038,817	$24,996,082	$8,364,673	$9,330,089	$1,872,808	$1,992,136	$3,486,020	$3,752,313	$1,918,462	$2,111,320

$88,234	$46,571	$54,971	$17,735	$8,216	$(425)	$36,949	$10,324	$18,976	$8,575

10,647	30,528	27,527	36,037	3,337	9,899	8,409	18,485	855	4,390
317	1,129	1,438	3,462	136	369	168	996	149	406
(8,473)	(32,634)	(8,471)	(26,005)	(1,983)	(4,019)	(1,570)	(3,755)	(1,232)	(1,513)

2,491	(977)	20,494	13,494	1,490	6,249	7,007	15,726	(228)	3,283

6,095	28,456	16,275	27,365	3,281	8,032	10,454	32,904	9,481	15,788
689	2,410	2,793	7,223	356	1,006	1,103	7,677	1,761	4,662
(21,585)	(38,315)	(16,648)	(62,079)	(5,443)	(11,463)	(16,554)	(31,184)	(9,928)	(35,763)

(14,801)	(7,449)	2,420	(27,491)	(1,806)	(2,425)	(4,997)	9,397	1,314	(15,313)

8	59	21	78	—	—	—	—	—	—
9	33	27	80	—	—	—	—	—	—
(412)	(1,033)	(377)	(837)	—	—	—	—	—	—

(395)	(941)	(329)	(679)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund		Asset Allocation Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010*	2009	2010*	2009	2010*	2009

Operations:
Net investment income (loss)	$204,883	$343,789	$2,206	$1,294	$104,919	$207,381
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(1,140,645)	(1,550,366)	1,655	2,465	(45,766)	(640,061)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(1,179,256)	7,059,920	(25,025)	17,096	(556,527)	2,290,623

Net (decrease) increase in net assets resulting from operations	(2,115,018)	5,853,343	(21,164)	20,855	(497,374)	1,857,943

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(24,516)	(126,710)	(7)	(327)	(17,699)	(93,285)
Class 2	(42,019)	(225,593)	(39)	(1,017)	(19,580)	(117,534)
Class 3	(573)	(3,277)	—	—	(155)	(945)

Total dividends from net investment income	(67,108)	(355,580)	(46)	(1,344)	(37,434)	(211,764)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	(114)	(377)	—	—
Class 2	—	—	(581)	(1,337)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(7)	—	—	—
Class 2	—	—	(39)	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	(741)	(1,714)	—	—

Total dividends and distributions paid to shareholders	(67,108)	(355,580)	(787)	(3,058)	(37,434)	(211,764)

Capital share transactions:
Class 1:
Proceeds from shares sold	646,548	1,764,451	3,612	10,518	369,750	1,291,806
Proceeds from reinvestment of dividends and distributions	24,516	126,710	128	704	17,699	93,285
Cost of shares repurchased	(798,886)	(564,157)	(2,624)	(960)	(144,850)	(156,605)

Net (decrease) increase from Class 1 transactions	(127,822)	1,327,004	1,116	10,262	242,599	1,228,486

Class 2:
Proceeds from shares sold	226,271	612,481	49,273	82,649	81,340	167,583
Proceeds from reinvestment of dividends and distributions	42,019	225,593	659	2,354	19,580	117,534
Cost of shares repurchased	(862,436)	(1,328,890)	(4,005)	(2,159)	(321,725)	(528,840)

Net (decrease) increase from Class 2 transactions	(594,146)	(490,816)	45,927	82,844	(220,805)	(243,723)

Class 3:
Proceeds from shares sold	204	836	—	—	1,052	1,407
Proceeds from reinvestment of dividends and distributions	573	3,277	—	—	155	945
Cost of shares repurchased	(19,474)	(36,309)	—	—	(2,881)	(7,954)

Net (decrease) increase from Class 3 transactions	(18,697)	(32,196)	—	—	(1,674)	(5,602)

Net (decrease) increase in net assets resulting from capital share transactions	(740,665)	803,992	47,043	93,106	20,120	979,161

Total (decrease) increase in net assets	(2,922,791)	6,301,755	25,092	110,903	(514,688)	2,625,340
Net assets:
Beginning of period	24,586,693	18,284,938	126,732	15,829	9,731,604	7,106,264

End of period	$21,663,902	$24,586,693	$151,824	$126,732	$9,216,916	$9,731,604

Undistributed (distributions in excess of) net investment income	$204,199	$66,424	$2,184	$24	$102,418	$34,933

Shares of beneficial interest:
Class 1:
Shares sold	20,668	68,983	245	793	24,878	102,533
Shares issued on reinvestment of dividends and distributions	798	4,254	10	48	1,206	6,550
Shares repurchased	(24,698)	(21,293)	(191)	(79)	(9,792)	(12,025)

Net (decrease) increase in shares outstanding	(3,232)	51,944	64	762	16,292	97,058

Class 2:
Shares sold	7,241	23,193	3,440	6,285	5,488	12,899
Shares issued on reinvestment of dividends and distributions	1,378	7,650	48	159	1,343	8,334
Shares repurchased	(27,644)	(51,758)	(290)	(152)	(21,863)	(42,295)

Net (decrease) increase in shares outstanding	(19,025)	(20,915)	3,198	6,292	(15,032)	(21,062)

Class 3:
Shares sold	6	32	—	—	70	107
Shares issued on reinvestment of dividends and distributions	19	111	—	—	11	67
Shares repurchased	(621)	(1,417)	—	—	(193)	(609)

Net (decrease) increase in shares outstanding	(596)	(1,274)	—	—	(112)	(435)

*	Unaudited.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2010*	2009	2010*	2009	2010*	2009	2010*	2009	2010*	2009

$144,286	$284,022	$24,935	$40,312	$71,372	$110,667	$32,459	$61,014	$(1,357)	$(3,113)
84,274	(364,938)	(325)	(16,815)	633	(92,671)	28,421	15,865	—	2
177,870	926,325	(36,802)	72,190	(6,239)	461,683	91,792	(22,761)	31	(23)

406,430	845,409	(12,192)	95,687	65,766	479,679	152,672	54,118	(1,326)	(3,134)

(24,953)	(113,953)	(1,084)	(2,339)	(8,382)	(40,037)	(4,202)	(25,309)	—	(316)
(26,992)	(137,087)	(6,493)	(15,691)	(13,329)	(68,526)	(5,327)	(38,568)	—	(1,604)
—	—	—	—	(264)	(1,530)	(86)	(714)	—	(46)

(51,945)	(251,040)	(7,577)	(18,030)	(21,975)	(110,093)	(9,615)	(64,591)	—	(1,966)

—	—	—	—	—	—	(5,703)	(4,791)	—	(12)
—	—	—	—	—	—	(8,206)	(9,261)	—	(76)
—	—	—	—	—	—	(128)	(207)	—	(2)

—	—	—	—	—	—	—	(1,226)	—	—
—	—	—	—	—	—	—	(2,369)	—	—
—	—	—	—	—	—	—	(53)	—	—

—	—	—	—	—	—	(14,037)	(17,907)	—	(90)

(51,945)	(251,040)	(7,577)	(18,030)	(21,975)	(110,093)	(23,652)	(82,498)	—	(2,056)

529,710	1,488,336	58,828	93,061	124,066	223,658	310,966	561,764	26,680	41,500
24,953	113,953	1,084	2,339	8,382	40,037	9,905	31,326	—	328
(202,591)	(168,758)	(8,792)	(54,163)	(139,093)	(89,997)	(74,082)	(79,283)	(27,840)	(95,018)

352,072	1,433,531	51,120	41,237	(6,645)	173,698	246,789	513,807	(1,160)	(53,190)

287,522	891,201	165,284	387,303	72,097	179,017	233,173	446,211	155,158	245,303
26,992	137,087	6,493	15,691	13,329	68,526	13,533	50,198	—	1,680
(171,054)	(168,324)	(53,555)	(70,390)	(133,578)	(206,867)	(46,345)	(137,945)	(187,749)	(601,048)

143,460	859,964	118,222	332,604	(48,152)	40,676	200,361	358,464	(32,591)	(354,065)

—	—	—	—	3,149	4,542	3,187	3,034	8,046	11,746
—	—	—	—	264	1,530	214	974	—	48
—	—	—	—	(6,155)	(6,093)	(3,130)	(9,441)	(9,184)	(19,384)

—	—	—	—	(2,742)	(21)	271	(5,433)	(1,138)	(7,590)

495,532	2,293,495	169,342	373,841	(57,539)	214,353	447,421	866,838	(34,889)	(414,845)

850,017	2,887,864	149,573	451,498	(13,748)	583,939	576,441	838,458	(36,215)	(420,035)

8,410,145	5,522,281	1,364,816	913,318	1,721,541	1,137,602	2,586,942	1,748,484	785,815	1,205,850

$9,260,162	$8,410,145	$1,514,389	$1,364,816	$1,707,793	$1,721,541	$3,163,383	$2,586,942	$749,600	$785,815

$130,677	$38,336	$25,297	$7,939	$67,611	$18,214	$32,319	$9,475	$(1,369)	$(12)

50,107	149,856	5,088	8,516	11,348	24,161	25,033	45,477	2,340	3,630
2,336	11,086	95	202	774	3,917	785	2,560	—	29
(19,015)	(16,953)	(761)	(5,154)	(12,600)	(9,740)	(5,965)	(6,426)	(2,442)	(8,315)

33,428	143,989	4,422	3,564	(478)	18,338	19,853	41,611	(102)	(4,656)

27,506	90,070	14,254	34,340	6,672	19,607	18,836	36,359	13,723	21,588
2,554	13,480	570	1,363	1,242	6,784	1,082	4,139	—	149
(16,369)	(17,148)	(4,668)	(6,671)	(12,488)	(21,748)	(3,770)	(11,281)	(16,600)	(52,942)

13,691	86,402	10,156	29,032	(4,574)	4,643	16,148	29,217	(2,877)	(31,205)

—	—	—	—	286	512	253	245	708	1,029
—	—	—	—	24	150	17	80	—	4
—	—	—	—	(570)	(652)	(252)	(765)	(808)	(1,699)

—	—	—	—	(260)	10	18	(440)	(100)	(666)

American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization
American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”).
The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.
Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.
Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
American Funds Insurance Series

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
2. Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The funds may participate in transactions that involve unfunded commitments, which may obligate the funds to purchase new or additional bonds if certain contingencies are met. As of June 30, 2010, Bond Fund and High-Income Bond Fund had unfunded bond commitments of $791,000 and $128,000, respectively, which represented less than 0.01% of the net assets of each fund.
American Funds Insurance Series

3. Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Methods and inputs — The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.
Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
American Funds Insurance Series

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Classifications — The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2010, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2010 (dollars in thousands):
Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$37,051	$7,151	*	—	$44,202
Health care	30,475	4,257	*	—	34,732
Financials	15,055	15,915	*	—	30,970
Consumer discretionary	17,732	5,752	*	—	23,484
Industrials	6,406	8,010	*	—	14,416
Utilities	—	7,085	*	—	7,085
Materials	1,572	—		—	1,572
Energy	1,494	—		—	1,494
Other	2,226	467	*	—	2,693
Miscellaneous	6,329	2,708	*	—	9,037
Convertible securities	495	718		—	1,213
Bonds, notes & other debt instruments	—	11,366		—	11,366
Short-term securities	—	18,297		—	18,297

Total	$118,835	$81,726		—	$200,561

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $51,345,000 of investment securities were classified as Level 2 instead of Level 1.
American Funds Insurance Series

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$438,165	$177,218	[1]	$—	$615,383
Financials	165,675	409,593	[1]	—	575,268
Consumer staples	137,041	415,696	[1]	—	552,737
Consumer discretionary	240,062	271,595	[1]	1,057	512,714
Health care	226,692	266,665	[1]	—	493,357
Industrials	229,443	153,758	[1]	—	383,201
Telecommunication services	106,978	240,734	[1]	—	347,712
Energy	151,219	148,175	[1]	—	299,394
Materials	132,400	73,334	[1]	—	205,734
Utilities	—	87,180	[1]	—	87,180
Miscellaneous	25,092	74,398	[1]	—	99,490
Preferred stocks	—	7,966		—	7,966
Short-term securities	—	379,131		—	379,131

Total	$1,852,767	$2,705,443		$1,057	$4,559,267

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,318,346,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning			Net transfers	Ending
	value	Net	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	sales	depreciation[2]	Level 3[3]	6/30/2010

Investment securities	$14,508	$(5,942)	$(2,887)	$(4,622)	$1,057

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:					$(1)

[2]	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$198,275	$339,900	[1]	$99	$538,274
Consumer discretionary	178,876	322,433	[1]	3,135	504,444
Industrials	146,162	218,653	[1]	—	364,815
Materials	66,502	244,101	[1]	2,588	313,191
Health care	198,135	58,472	[1]	—	256,607
Financials	116,518	116,133	[1]	4,913	237,564
Energy	55,194	60,442	[1]	—	115,636
Utilities	—	99,312	[1]	—	99,312
Consumer staples	20,351	72,120	[1]	—	92,471
Telecommunication services	10,091	6,840	[1]	—	16,931
Miscellaneous	87,694	65,229	[1]	—	152,923
Rights & warrants	2,046	161		3,162	5,369
Convertible securities	5,210	7,975		398	13,583
Bonds, notes & other debt instruments	—	124,119		—	124,119
Short-term securities	—	293,628		—	293,628

Total	$1,085,054	$2,029,518		$14,295	$3,128,867

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,602,904,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss[2]	appreciation[2]	Level 3[3]	6/30/2010

Investment securities	$24,986	$3,438	$(12,376)	$8,260	$(10,013)	$14,295

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:						$(4,884)

[2]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$3,169,778	$371,149	[1]	$—	$3,540,927
Information technology	3,375,175	112,647	[1]	—	3,487,822
Financials	2,951,849	211,937	[1]	—	3,163,786
Energy	2,822,123	45,150	[1]	—	2,867,273
Materials	1,727,681	497,165	[1]	—	2,224,846
Health care	2,079,684	89,554	[1]	16,347	2,185,585
Industrials	1,895,820	74,733	[1]	83,669	2,054,222
Consumer staples	800,713	212,795	[1]	—	1,013,508
Telecommunication services	308,770	179,252	[1]	—	488,022
Utilities	237,434	—		22,163	259,597
Miscellaneous	291,631	73,405	[1]	—	365,036
Convertible securities	10,456	—		—	10,456
Short-term securities	—	1,607,312		—	1,607,312

Total	$19,671,114	$3,475,099		$122,179	$23,268,392

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,867,787,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss[2]	appreciation[2]	Level 3[3]	6/30/2010

Investment securities	$18,997	$77,406	$(7,912)	$10,330	$23,358	$122,179
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:						$10,330

[2]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
International Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$149,998	$1,511,596	*	$—	$1,661,594
Health care	176,053	836,231	*	—	1,012,284
Information technology	96,100	787,159	*	—	883,259
Consumer discretionary	—	847,897	*	5,383	853,280
Consumer staples	—	733,376	*	—	733,376
Industrials	89,706	553,964	*	—	643,670
Telecommunication services	255,610	322,407	*	—	578,017
Energy	41,220	520,182	*	—	561,402
Materials	7,294	464,938	*	—	472,232
Utilities	—	121,064	*	—	121,064
Miscellaneous	15,303	112,408	*	—	127,711
Preferred stocks	—	9,469		—	9,469
Bonds, notes & other debt instruments	—	8,815		—	8,815
Short-term securities	—	656,346		—	656,346

Total	$831,284	$7,485,852		$5,383	$8,322,519

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,767,539,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Net	Ending
	value	unrealized	value at
Level 3 reconciliation	at 1/1/2010	depreciation†	6/30/2010

Investment securities	$5,389	$(6)	$5,383

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)†:			$(6)

†	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

New World Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$92,864	$243,858	*	—	$336,722
Financials	54,541	205,559	*	—	260,100
Industrials	30,152	121,640	*	—	151,792
Consumer discretionary	20,367	120,198	*	—	140,565
Telecommunication services	51,155	87,782	*	—	138,937
Information technology	55,563	83,351	*	—	138,914
Materials	32,554	87,881	*	—	120,435
Energy	49,424	53,330	*	—	102,754
Health care	18,132	74,124	*	—	92,256
Utilities	12,355	20,787	*	—	33,142
Miscellaneous	21,227	56,787	*	—	78,014
Rights & warrants	149	—		—	149
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	155,894		—	155,894
Other	—	15,056		—	15,056
Short-term securities	—	99,907		—	99,907

Total	$438,483	$1,426,154		—	$1,864,637

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,148,439,000 of investment securities were classified as Level 2 instead of Level 1.
Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$795,521	$—	—	$795,521
Industrials	507,739	—	—	507,739
Health care	422,059	—	—	422,059
Consumer discretionary	314,304	—	—	314,304
Consumer staples	314,170	—	—	314,170
Financials	300,042	—	—	300,042
Energy	262,769	—	—	262,769
Telecommunication services	237,768	—	—	237,768
Utilities	66,812	—	—	66,812
Materials	25,924	—	—	25,924
Miscellaneous	92,272	—	—	92,272
Convertible securities	—	4,394	—	4,394
Short-term securities	—	150,198	—	150,198

Total	$3,339,380	$154,592	—	$3,493,972

American Funds Insurance Series

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$136,630	$177,230	*	$2,580	$316,440
Information technology	134,970	70,513	*	—	205,483
Consumer staples	61,893	143,039	*	—	204,932
Materials	167,989	26,520	*	—	194,509
Telecommunication services	64,609	118,911	*	—	183,520
Industrials	108,161	66,160	*	—	174,321
Health care	88,990	62,659	*	—	151,649
Consumer discretionary	100,861	35,693	*	—	136,554
Energy	51,102	29,940	*	—	81,042
Utilities	20,586	60,221	*	—	80,807
Preferred stocks	—	2,169		—	2,169
Convertible securities	—	10,275		209	10,484
Bonds, notes & other debt instruments	—	45,201		—	45,201
Short-term securities	—	129,672		—	129,672

Total	$935,791	$978,203		$2,789	$1,916,783

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $790,886,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Net	Ending
	value	unrealized	value at
Level 3 reconciliation	at 1/1/2010	appreciation	6/30/2010

Investment securities	$2,789	$—	$2,789
Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,989,331	$205,429	*	—	$5,194,760
Industrials	2,876,802	100,399	*	—	2,977,201
Consumer discretionary	2,136,788	143,649	*	—	2,280,437
Health care	1,946,363	91,320	*	—	2,037,683
Energy	1,722,884	165,872	*	—	1,888,756
Financials	1,548,100	282,636	*	—	1,830,736
Consumer staples	1,573,558	72,686	*	—	1,646,244
Materials	822,889	154,748	*	—	977,637
Telecommunication services	823,888	31,143	*	—	855,031
Utilities	270,473	70,704	*	—	341,177
Miscellaneous	193,235	57,746	*	—	250,981
Preferred stocks	—	43,401		—	43,401
Convertible securities	78,846	25,367		—	104,213
Bonds, notes & other debt instruments	—	2,425		—	2,425
Short-term securities	—	1,308,562		—	1,308,562

Total	$18,983,157	$2,756,087		—	$21,739,244

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,375,037,000 of investment securities were classified as Level 2 instead of Level 1.
American Funds Insurance Series

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$545	$30,501	*	—	$31,046
Information technology	2,028	21,392	*	—	23,420
Consumer staples	5,806	9,707	*	—	15,513
Consumer discretionary	1,941	9,824	*	—	11,765
Telecommunication services	4,678	6,014	*	—	10,692
Health care	824	8,594	*	—	9,418
Materials	—	9,060	*	—	9,060
Utilities	—	8,943	*	—	8,943
Industrials	370	8,258	*	—	8,628
Energy	—	3,293	*	—	3,293
Miscellaneous	459	508	*	—	967
Preferred stocks	—	723		—	723
Bonds, notes & other debt instruments	—	5,176		—	5,176
Short-term securities	—	10,499		—	10,499

Total	$16,651	$132,492		—	$149,143

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $116,019,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$4	—	$4

†	Forward currency contracts are not included in the investment portfolio.
Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$1,147,576	$—		$—	$1,147,576
Financials	786,633	117,105	[1]	—	903,738
Materials	661,248	236,797	[1]	—	898,045
Health care	832,300	27,465	[1]	—	859,765
Industrials	667,240	23,918	[1]	48	691,206
Energy	623,065	—		—	623,065
Consumer discretionary	595,126	20,634	[1]	3,405	619,165
Consumer staples	329,744	5,067	[1]	—	334,811
Utilities	142,679	—		—	142,679
Telecommunication services	100,903	100	[1]	—	101,003
Miscellaneous	150,192	30,497	[1]	—	180,689
Preferred stocks	—	7,137		—	7,137
Rights & warrants	—	—		479	479
Convertible securities	—	—		2,635	2,635
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	918,317		—	918,317
Corporate bonds & notes	—	710,021		—	710,021
Mortgage-backed obligations	—	518,488		1,685	520,173
Other	—	156,943		—	156,943
Short-term securities	—	475,484		—	475,484

Total	$6,036,706	$3,247,973		$8,252	$9,292,931

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $423,570,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value at
Level 3 reconciliation	at 1/1/2010	and sales	gain[2]	appreciation[2]	Level 3[3]	6/30/2010

Investment securities	$636	$4,482	$337	$1,298	$1,499	$8,252

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:						$1,185

[2]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,927,443	$—	$2,927,443
Mortgage-backed obligations	—	2,547,695	2,210	2,549,905
Corporate bonds & notes	—	2,223,231	—	2,223,231
Bonds & notes of governments & government agencies outside the U.S.	—	814,256	—	814,256
Other	—	182,437	—	182,437
Preferred stocks	—	72,209	—	72,209
Common stocks	2,409	—	3	2,412
Short-term securities	—	1,609,310	—	1,609,310

Total	$2,409	$10,376,581	$2,213	$10,381,203

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$10,670	—	$10,670
Unrealized depreciation on open forward currency contracts	—	(2,518)	—	(2,518)

Total	—	$8,152	—	$8,152

[1]	Forward currency contracts are not included in the investment portfolio.

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	into	value at
Level 3 reconciliation	at 1/1/2010	sales	loss[2]	appreciation[2]	Level 3[3]	6/30/2010

Investment securities	$905	$(897)	$(52)	$291	$1,966	$2,213

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:						$244

[2]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$350,247	$—	$350,247
Japanese yen	—	100,934	—	100,934
Polish zloty	—	65,010	—	65,010
South Korean won	—	62,698	—	62,698
Mexican pesos	—	46,060	—	46,060
Canadian dollars	—	30,344	—	30,344
Malaysian ringgits	—	28,737	—	28,737
British pounds	—	26,044	—	26,044
Danish kroner	—	18,173	—	18,173
U.S. dollars	—	603,078	—	603,078
Other currencies	—	89,899	—	89,899
Preferred stocks	201	6,099	—	6,300
Common stocks	—	—	114	114
Rights & warrants	—	—	4	4
Short-term securities	—	96,673	—	96,673

Total	$201	$1,523,996	$118	$1,524,315

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$4,701	—	$4,701
Unrealized depreciation on open forward currency contracts	—	(1,483)	—	(1,483)

Total	—	$3,218	—	$3,218

*	Forward currency contracts are not included in the investment portfolio.

	Beginning		Net		Ending
	value	Net purchases	realized	Net unrealized	value at
Level 3 reconciliation	at 1/1/2010	and sales	gain†	depreciation†	6/30/2010

Investment securities	$309	$(213)	$30	$(8)	$118

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)†:					$(7)

†	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,486,578	$1,978	$1,488,556
Other	—	7,199	—	7,199
Convertible securities	—	12,185	659	12,844
Preferred stocks	1,341	40,227	1,657	43,225
Common stocks	20,376	—	1,764	22,140
Rights & warrants	9	—	143	152
Short-term securities	—	115,263	—	115,263

Total	$21,726	$1,661,452	$6,201	$1,689,379

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$799	—	$799
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)

Total	—	$793	—	$793

*	Forward currency contracts are not included in the investment portfolio.

	Beginning		Net		Ending
	value	Net purchases	realized	Net unrealized	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss†	appreciation†	6/30/2010

Investment securities	$5,504	$(564)	$(809)	$2,070	$6,201

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)†:					$1,863

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	$1,396,126	—	$1,396,126
Mortgage-backed obligations	—	1,117,055	—	1,117,055
Federal agency bonds & notes	—	380,715	—	380,715
Other	—	27,151	—	27,151
Short-term securities	—	489,852	—	489,852

Total	—	$3,410,899	—	$3,410,899

	Beginning			Net	Ending
	value	Net unrealized	Net	realized	value at
Level 3 reconciliation	at 1/1/2010	appreciation*	sales	loss*	6/30/2010

Investment securities	$1,522	$1,409	$(1,522)	$(1,409)	$—

*	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Cash Management Fund
At June 30, 2010, all of the fund’s investment securities were classified as Level 2.
4. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.
The values of and the income generated by securities held by the funds may fluctuate or experience sharp, short-term declines in value in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic
American Funds Insurance Series

instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.
The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.
Investments in securities issued by entities based outside the U.S. may be affected to a greater extent than investments in the U.S. by certain issues and events, including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries, such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Certain funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect their share price.
5. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2010, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
All of the funds, with the exception of International Growth and Income Fund, are not subject to examination by U.S. federal tax authorities for years before 2006. All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by state tax authorities for years before 2005. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2009, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax years, 2008 to 2009, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund, New World Fund and Global Growth Fund for tax years before 2003; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.
Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences
American Funds Insurance Series

are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table below and on the following page, 13 funds had capital loss carryforwards available at December 31, 2009. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2009, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2010.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2009:
Undistributed ordinary income	$100	$19,766	$43,819	$47,361	$66,764	$9,687	$10,330	$16,565
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	(143)	—	(451)	—	(4)	—	(218)
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	—	(16,711)	(33,984)	(28,119)	—	(27,928)	—

Capital loss carryforwards:
Expiring 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	—	(23,949)	(304,021)	(116,550)
Expiring 2017	(30,033)	(752,750)	(496,582)	(3,348,190)	(1,185,778)	(138,476)	(495,895)	(526,741)

	$(31,110)	$(967,752)	$(554,236)	$(4,629,094)	$(1,185,778)	$(162,425)	$(799,916)	$(643,291)

As of June 30, 2010:
Gross unrealized appreciation on investment securities	$17,249	$618,532	$551,885	$3,985,308	$1,004,332	$373,049	$381,521	$177,462
Gross unrealized depreciation on investment securities	(24,547)	(314,928)	(448,938)	(1,992,934)	(997,947)	(121,417)	(374,517)	(262,950)

Net unrealized (depreciation) appreciation on investment securities	$(7,298)	$303,604	$102,947	$1,992,374	$6,385	$251,632	$7,004	$(85,488)

Cost of investment securities	$207,859	$4,255,663	$3,025,920	$21,276,018	$8,316,134	$1,613,005	$3,486,968	$2,002,271

See end of table for footnote.
American Funds Insurance Series

	(dollars in thousands)
		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2009:
Undistributed ordinary income	$66,783	$740	$37,034	$51,139	$7,520	$21,853	$18,502	—
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	—	(31)	—	(732)	—	—	—
Undistributed long-term capital gain	—	40	—	—	—	—	4,950	—
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	(15,964)	—	(48,416)	(3,843)	—	(510)	—	—

Capital loss carryforwards:
Expiring 2010	—	—	—	—	—	(50,900)	—	—
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	(98,035)	(5,498)	(47,291)	—	—
Expiring 2017	(2,423,213)	—	(649,787)	(383,007)	(828)	(113,685)	—	—

	$(3,114,581)	—	$(1,049,863)	$(481,042)	$(6,326)	$(247,393)	—	—

Capital loss carryforwards expired	—	—	—	—	—	$(41,518)	—	—

As of June 30, 2010:
Gross unrealized appreciation on investment securities	$2,700,048	$7,793	$810,648	$355,711	$52,497	$76,474	$114,531	$25
Gross unrealized depreciation on investment securities	(2,083,018)	(14,726)	(546,462)	(75,092)	(48,005)	(49,284)	(162)	(8)

Net unrealized appreciation (depreciation) on investment securities	$617,030	$(6,933)	$264,186	$280,619	$4,492	$27,190	$114,369	$17

Cost of investment securities	$21,122,214	$156,076	$9,028,745	$10,100,584	$1,519,823	$1,662,189	$3,296,530	$743,544

*	These deferrals are considered incurred in the subsequent year.
6. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.
Investment advisory services — The aggregate fee of $187,600,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					Annualized rates for
	Rates		Net asset level (in billions)		the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2010

Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.53
Global Small Capitalization	.800	.635	.6	5.0	.71
Growth	.500	.280	.6	34.0	.32
International	.690	.430	.5	21.0	.49
New World	.850	.620	.5	2.5	.75
Blue Chip Income and Growth	.500	.370	.6	4.0	.42
Global Growth and Income	.690	.480	.6	3.0	.59
Growth-Income	.500	.219	.6	34.0	.27
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.30
Bond	.480	.330	.6	8.0	.37
Global Bond	.570	.500	1.0	1.0	.55
High-Income Bond	.500	.420	.6	2.0	.47
U.S. Government/AAA-Rated Securities	.460	.330	.6	3.0	.38
Cash Management	.320	.270	1.0	2.0	.32
Distribution services — The Series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the six months ended June 30, 2010, distribution expenses under the plans for the Series aggregated $85,474,000 for Class 2 and $549,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2010, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation shown on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)
			Decrease in value
Fund	Current fees		of deferred amounts

Global Discovery	$1		$—	*
Global Growth	23		(1)
Global Small Capitalization	14		—	*
Growth	109		(9)
International	40		(4)
New World	9		—	*
Blue Chip Income and Growth	16		—	*
Global Growth and Income	9		—	*
Growth-Income	107		(10)
International Growth and Income	—	*	—	*
Asset Allocation	43		(3)
Bond	38		(1)
Global Bond	6		—	*
High-Income Bond	8		(1)
U.S. Government/AAA-Rated Securities	12		(1)
Cash Management	3		—	*

*	Amount less than one thousand.
American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.
7. Investment transactions and other disclosures
The following table presents additional information for the six months ended June 30, 2010:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$44,190	$643,879	$547,322	$3,606,959	$1,026,172	$196,357	$559,477	$284,441
Sales of investment securities*	62,511	670,296	818,440	4,570,586	1,066,453	148,795	402,272	265,409
Non-U.S. taxes paid on dividend income	140	6,317	1,295	5,399	17,390	1,990	853	2,195
Non-U.S. taxes paid (refunded) on realized gains	—	624	(435)	—	271	—	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2010	—	3,444	1,700	—	5,906	927	—	—
Dividends from affiliated issuers	—	—	781	1,441	—	—	—	313
Net realized loss from affiliated issuers	—	—	(5,378)	(142,488)	—	—	—	—

	(dollars in thousands)
		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$2,876,509	$65,351	$2,191,375	$5,098,406	$718,130	$473,448	$1,600,601
Sales of investment securities*	2,781,659	19,838	1,903,648	4,416,700	552,138	460,040	1,454,729
Non-U.S. taxes paid on dividend income	5,973	278	790	—	—	—	—
Non-U.S. taxes (refunded) paid on interest income	—	—	—	(11)	58	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	2	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2010	—	14	—	—	—	—	—

*	Excludes short-term securities and U.S. government obligations, if any.
8. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2010, International Growth and Income Fund, Bond Fund,
American Funds Insurance Series

Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as shown on the following tables. As of June 30, 2010, New World Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund during the six months ended June 30, 2010.
(amounts in thousands)

							Unrealized
							appreciation
			Contract amount				(depreciation) at
	Settlement date	Counterparty	Receive		Deliver		June 30, 2010

International Growth and Income Fund
Sales:
Euros	7/30/2010	HSBC Bank		$1,098		€894	$4

Bond Fund
Purchases:
Australian dollars	7/30/2010	JPMorgan Chase	A$	33,341		$29,007	$(1,045)

Sales:
Danish kroner	7/13/2010	UBS AG		$19,398	DKr	120,925	$(454)
Euros	7/13/2010	JPMorgan Chase		$2,687		€2,250	(64)
Euros	7/19/2010	JPMorgan Chase		$23,310		€18,885	214
Euros	7/20/2010	JPMorgan Chase		$5,200		€4,220	39
Euros	7/21/2010	HSBC Bank		$34,307		€27,690	443
Euros	7/28/2010	UBS AG		$59,797		€44,855	4,939
Euros	8/3/2010	JPMorgan Chase		$7,724		€5,845	575
Euros	8/5/2010	JPMorgan Chase		$23,539		€17,830	1,732
Euros	8/6/2010	HSBC Bank		$10,149		€7,785	627
Hungarian forints	8/6/2010	HSBC Bank		$6,134	HUF	1,312,360	536
Japanese yen	8/6/2010	JPMorgan Chase		$14,833		¥1,395,071	(955)
Mexican pesos	7/13/2010	JPMorgan Chase		$6,317	MXN	86,215	33
Polish zloty	8/6/2010	HSBC Bank		$12,348	PLN	38,150	1,131
Swedish kronor	8/6/2010	HSBC Bank		$7,597	SKr	56,110	401

							$9,197

Forward currency contracts — net							$8,152

American Funds Insurance Series

(amounts in thousands)

							Unrealized
							appreciation
			Contract amount				(depreciation) at
	Settlement date	Counterparty	Receive		Deliver		June 30, 2010
Global Bond Fund
Purchases:
Australian dollars	7/16/2010	HSBC Bank	A$	5,231		$4,500	$(105)
Australian dollars	7/30/2010	JPMorgan Chase	A$	13,640		$11,867	(427)
Euros	7/9/2010	JPMorgan Chase		€7,333		$9,000	(32)
Euros	7/28/2010	HSBC Bank		€7,269		$8,979	(89)
Japanese yen	8/9/2010	HSBC Bank		¥1,544,325		$16,361	1,117
Singapore dollars	7/16/2010	HSBC Bank	S$	6,271		$4,500	(18)
Singapore dollars	7/19/2010	JPMorgan Chase	S$	6,237		$4,479	(22)
Singapore dollars	7/28/2010	HSBC Bank	S$	6,336		$4,555	(27)

							$397

Sales:
British pounds	7/13/2010	JPMorgan Chase		€699		£580	$(11)
British pounds	7/16/2010	UBS AG		$4,111		£2,790	(57)
British pounds	7/20/2010	HSBC Bank		$444		£300	(4)
Euros	7/15/2010	HSBC Bank		$32,992		€27,500	(639)
Euros	7/20/2010	JPMorgan Chase		$4,486		€3,645	28
Euros	7/20/2010	HSBC Bank		$1,111		€900	10
Euros	7/21/2010	HSBC Bank		$3,097		€2,500	40
Euros	7/23/2010	HSBC Bank		$8,962		€7,285	53
Euros	7/26/2010	Bank of New York Mellon		$4,479		€3,645	21
Euros	7/26/2010	JPMorgan Chase		$276		€200	22
Euros	7/28/2010	UBS AG		$2,333		€1,750	193
Euros	7/29/2010	UBS AG		$8,890		€6,730	659
Euros	7/30/2010	JPMorgan Chase		$4,363		€3,316	308
Euros	8/3/2010	HSBC Bank		$3,428		€2,590	260
Euros	8/3/2010	JPMorgan Bank — London		$2,303		€1,875	10
Euros	8/4/2010	JPMorgan Chase		$6,822		€5,595	(22)
Euros	8/6/2010	Bank of New York Mellon		$9,053		€6,940	565
Euros	8/9/2010	HSBC Bank		$15,722		€12,230	763
Euros	8/9/2010	HSBC Bank		$772		€600	38
Euros	8/10/2010	JPMorgan Chase		$13,427		€10,565	505
Mexican pesos	7/13/2010	JPMorgan Chase		$3,237	MXN	43,165	17
Swedish kronor	7/13/2010	UBS AG		€1,627	SKr	15,750	(30)
Swedish kronor	7/28/2010	UBS AG		$1,142	SKr	8,190	92

							$2,821

Forward currency contracts — net							$3,218

High-Income Bond Fund
Sales:
British pounds	7/20/2010	HSBC Bank		$741		£500	$(6)
Euros	7/26/2010	JPMorgan Chase		$420		€300	33
Euros	7/30/2010	JPMorgan Chase		$7,895		€6,000	557
Euros	8/9/2010	HSBC Bank		$1,286		€1,000	63
Euros	8/10/2010	JPMorgan Chase		$3,816		€3,000	146

							$793

American Funds Insurance Series

Financial highlights1

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/10[4]	$11.20	$.05	$(1.10)	$(1.05)	$(.01)	$—	$(.01)	$10.14	(9.41)%	$26	.62%[5]	.62%[5]	.83%[5]
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
Class 2
6/30/10[4]	11.15	.03	(1.08)	(1.05)	(.01)	—	(.01)	10.09	(9.46)	174	.87 [5]	.87 [5]	.58 [5]
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04

Global Growth Fund

Class 1
6/30/10[4]	$19.61	$.18	$(2.18)	$(2.00)	$(.08)	$—	$(.08)	$17.53	(10.21)%	$964	.57%[5]	.57%[5]	1.88%[5]
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
Class 2
6/30/10[4]	19.50	.15	(2.16)	(2.01)	(.08)	—	(.08)	17.41	(10.36)	3,604	.82 [5]	.82 [5]	1.62 [5]
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30

Global Small Capitalization Fund

Class 1
6/30/10[4]	$18.00	$.05	$(.81)	$(.76)	$(.25)	$—	$(.25)	$16.99	(4.31)%	$579	.77%[5]	.77%[5]	.57%[5]
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
Class 2
6/30/10[4]	17.74	.03	(.80)	(.77)	(.24)	—	(.24)	16.73	(4.46)	2,510	1.02 [5]	1.02 [5]	.33 [5]
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
See end of table for footnotes.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Growth Fund
Class 1
6/30/10[4]	$46.45	$.21	$(2.68)	$(2.47)	$(.11)	$—	$(.11)	$43.87	(5.34)%	$6,309	.35%[5]	.35%[5]	.90%[5]
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35	.35	.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35	.32	.87
Class 2
6/30/10[4]	46.10	.15	(2.66)	(2.51)	(.09)	—	(.09)	43.50	(5.47)	16,530	.60 [5]	.60 [5]	.65 [5]
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60	.57	.64
Class 3
6/30/10[4]	46.49	.17	(2.69)	(2.52)	(.09)	—	(.09)	43.88	(5.43)	200	.53 [5]	.53 [5]	.72 [5]
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53	.50	.69

International Fund
Class 1
6/30/10[4]	$17.17	$.21	$(2.47)	$(2.26)	$(.12)	$—	$(.12)	$14.79	(13.18)%	$2,759	.54%[5]	.54%[5]	2.53%[5]
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54	.54	1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57	.52	1.92
Class 2
6/30/10[4]	17.11	.18	(2.44)	(2.26)	(.12)	—	(.12)	14.73	(13.27)	5,552	.79 [5]	.79 [5]	2.23 [5]
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82	.77	1.64
Class 3
6/30/10[4]	17.18	.18	(2.45)	(2.27)	(.12)	—	(.12)	14.79	(13.27)	54	.72 [5]	.72 [5]	2.27 [5]
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75	.70	1.74
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

New World Fund
Class 1
6/30/10[4]	$20.04	$.20	$(1.23)	$(1.03)	$(.10)	$—	$(.10)	$18.91	(5.15)%	$500	.82%[5]		.82%[5]		2.06%[5]
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500	.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81		.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
Class 2
6/30/10[4]	19.89	.18	(1.22)	(1.04)	(.10)	—	(.10)	18.75	(5.27)	1,373	1.07	[5]	1.07	[5]	1.80	[5]
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97

Blue Chip Income and Growth Fund
Class 1
6/30/10[4]	$8.37	$.09	$(.68)	$(.59)	$(.03)	$—	$(.03)	$7.75	(7.12)%	$432	.44%[5]		.44%[5]		2.20%[5]
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408	.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43		.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
Class 2
6/30/10[4]	8.31	.08	(.68)	(.60)	(.02)	—	(.02)	7.69	(7.20)	3,054	.69	[5]	.69	[5]	1.95	[5]
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344	.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68		.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48

Global Growth and Income Fund
Class 1
6/30/10[4]	$9.14	$.13	$(.92)	$(.79)	$(.08)	$—	$(.08)	$8.27	(8.73)%	$143	.62%[5]		.62%[5]		2.85%[5]
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160	.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62		.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
12/31/06[6]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72	[5]	.65	[5]	2.10	[5]
Class 2
6/30/10[4]	9.12	.12	(.92)	(.80)	(.07)	—	(.07)	8.25	(8.80)	1,775	.87	[5]	.87	[5]	2.60	[5]
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951	.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86		.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
12/31/06[6]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97	[5]	.90	[5]	1.64	[5]
See end of table for footnotes.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Growth-Income Fund
Class 1
6/30/10[4]	$31.37	$.29	$(3.08)	$(2.79)	$(.10)	$—	$(.10)	$28.48	(8.92)%	$7,301	.29%[5]		.29%[5]		1.86%[5]
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142	.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
Class 2
6/30/10[4]	31.18	.25	(3.06)	(2.81)	(.08)	—	(.08)	28.29	(9.02)	14,176	.54	[5]	.54	[5]	1.62	[5]
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
Class 3
6/30/10[4]	31.39	.26	(3.07)	(2.81)	(.09)	—	(.09)	28.49	(8.98)	187	.47	[5]	.47	[5]	1.69	[5]
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50

International Growth and Income Fund
Class 1
6/30/10[4]	$14.92	$.22	$(2.14)	$(1.92)	$— [7]	$(.06)	$(.06)	$12.94	(12.84)%	$25	.75%[5]		.75%[5]		3.12%[5]
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74		.74		2.74
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
6/30/10[4]	14.90	.21	(2.15)	(1.94)	— [7]	(.06)	(.06)	12.90	(12.99)	127	1.00	[5]	1.00	[5]	3.04	[5]
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99		.99		1.89
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11		.11		.05

Asset Allocation Fund
Class 1
6/30/10[4]	$14.75	$.17	$(.91)	$(.74)	$(.06)	$—	$(.06)	$13.95	(5.04)%	$4,153	.32%[5]		.32%[5]		2.30%[5]
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151	.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
Class 2
6/30/10[4]	14.65	.15	(.91)	(.76)	(.05)	—	(.05)	13.84	(5.18)	5,024	.57	[5]	.57	[5]	2.05	[5]
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537	.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
Class 3
6/30/10[4]	14.75	.16	(.91)	(.75)	(.06)	—	(.06)	13.94	(5.14)	40	.50	[5]	.50	[5]	2.12	[5]
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44	.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Bond Fund
Class 1
6/30/10[4]	$10.33	$.18	$.31	$.49	$(.06)	$—	$(.06)	$10.76	4.77%	$4,291	.39%[5]	.39%[5]	3.42%[5]
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775	.39	.39	4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44	.40	5.30
Class 2
6/30/10[4]	10.23	.16	.31	.47	(.06)	—	(.06)	10.64	4.58	4,969	.64 [5]	.64 [5]	3.17 [5]
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69	.65	5.06

Global Bond Fund
Class 1
6/30/10[4]	$11.57	$.21	$(.28)	$(.07)	$(.06)	$—	$(.06)	$11.44	(.60)%	$211	.59%[5]	.59%[5]	3.66%[5]
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162	.59	.59	4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [7]	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
6/30/10[4]	11.53	.20	(.28)	(.08)	(.06)	—	(.06)	11.39	(.72)	1,303	.84 [5]	.84 [5]	3.42 [5]
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [7]	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60

High-Income Bond Fund
Class 1
6/30/10[4]	$10.49	$.45	$(.04)	$.41	$(.14)	$—	$(.14)	$10.76	3.91%	$646	.49%[5]	.49%[5]	8.39%[5]
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635	.48	.48	7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49	.45	7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50	.46	6.76
Class 2
6/30/10[4]	10.39	.43	(.03)	.40	(.14)	—	(.14)	10.65	3.81	1,040	.74 [5]	.74 [5]	8.14 [5]
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74	.70	7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75	.71	6.55
Class 3
6/30/10[4]	10.51	.44	(.04)	.40	(.14)	—	(.14)	10.77	3.77	22	.67 [5]	.67 [5]	8.21 [5]
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67	.63	7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68	.64	6.58
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]				Dividends and distributions
														Ratio of
			Net gains									Ratio of	Ratio of	net income
	Net asset		(losses) on			Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	securities (both		Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)		operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/10[4]	$12.18	$.15	$.52		$.67	$(.04)	$(.06)	$(.10)	$12.75	5.50%	$1,298	.40%[5]	.40%[5]	2.45%[5]
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41	.41	2.99
12/31/08	11.73	.50	.41		.91	(.35)	—	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58	.20		.78	(.92)	—	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55	(.10)		.45	(.49)	—	(.49)	11.87	3.95	218	.47	.42	4.64
12/31/05	12.07	.48	(.16)		.32	(.48)	—	(.48)	11.91	2.70	252	.47	.43	3.99
Class 2
6/30/10[4]	12.08	.13	.53		.66	(.04)	(.06)	(.10)	12.64	5.42	1,836	.65 [5]	.65 [5]	2.20 [5]
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47	.41		.88	(.33)	—	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19		.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)		.42	(.46)	—	(.46)	11.79	3.75	402	.72	.67	4.40
12/31/05	12.00	.45	(.16)		.29	(.46)	—	(.46)	11.83	2.41	341	.72	.68	3.75
Class 3
6/30/10[4]	12.19	.14	.52		.66	(.04)	(.06)	(.10)	12.75	5.38	29	.58 [5]	.58 [5]	2.27 [5]
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48	.41		.89	(.33)	—	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20		.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)		.43	(.46)	—	(.46)	11.86	3.80	32	.65	.60	4.45
12/31/05	12.05	.46	(.16)		.30	(.46)	—	(.46)	11.89	2.50	39	.65	.61	3.81

Cash Management Fund
Class 1
6/30/10[4]	$11.40	$(.01)	$.01		$—	$—	$—	$—	$11.40	.00%	$104	.34%[5]	.34%[5]	(.15)%[5]
12/31/09	11.44	(.01)	—	[7]	(.01)	(.03)	— [7]	(.03)	11.40	(.10)	105	.33	.33	(.08)
12/31/08	11.40	.24	—	[7]	.24	(.20)	—	(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	—	[7]	.57	(.79)	—	(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—	[7]	.54	(.23)	—	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—	[7]	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
Class 2
6/30/10[4]	11.32	(.02)	—	[7]	(.02)	—	—	—	11.30	(.18)	630	.59 [5]	.59 [5]	(.40)[5]
12/31/09	11.38	(.04)	—	[7]	(.04)	(.02)	— [7]	(.02)	11.32	(.33)	664	.58	.58	(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	—	[7]	.54	(.75)	—	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—	[7]	.51	(.21)	—	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—	[7]	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
Class 3
6/30/10[4]	11.38	(.02)	—	[7]	(.02)	—	—	—	11.36	(.18)	16	.52 [5]	.52 [5]	(.33)[5]
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [7]	(.02)	11.38	(.31)	17	.51	.51	(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	—	[7]	.55	(.75)	—	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—	[7]	.52	(.21)	—	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—	[7]	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
American Funds Insurance Series

		Year ended December 31
	Six months ended
Portfolio turnover rate for all classes of shares	June 30, 2010[4]	2009	2008		2007	2006		2005
Global Discovery Fund	27%	60%	46%		50%	31%		53%
Global Growth Fund	14	43	38		38	31		26
Global Small Capitalization Fund	21	55	47		49	50		47
Growth Fund	15	37	26		40	35		29
International Fund	12	46	52		41	29		40
New World Fund	8	25	32		34	32		26
Blue Chip Income and Growth Fund	11	22	24		27	21		33
Global Growth and Income Fund	14	47	36		36	8	[6]	—
Growth-Income Fund	12	24	31		24	25		20
International Growth and Income Fund	15	21	—	[8]	—	—		—
Asset Allocation Fund	23	41	36		29	38		23
Bond Fund	75	125	63		57	57		46
Global Bond Fund	52	86	118		85	7	[9]	—
High-Income Bond Fund	29	47	29		32	35		35
U.S. Government/AAA-Rated Securities Fund	84	100	108		91	76		86
Cash Management Fund	—	—	—		—	—		—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Unaudited.

[5]	Annualized.

[6]	From May 1, 2006, commencement of operations.

[7]	Amount less than $.01.

[8]	From November 18, 2008, commencement of operations.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).
Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.
Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2010	value 6/30/2010	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$905.87	$2.93	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	905.44	4.11	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Global Growth Fund
Class 1 — actual return	$1,000.00	$897.89	$2.68	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 — actual return	1,000.00	896.42	3.86	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$956.91	$3.74	.77%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 — actual return	1,000.00	955.37	4.95	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02

Growth Fund
Class 1 — actual return	$1,000.00	$946.58	$1.69	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	945.30	2.89	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	945.66	2.56	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53

International Fund
Class 1 — actual return	$1,000.00	$868.17	$2.50	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	867.33	3.66	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	867.34	3.33	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72

New World Fund
Class 1 — actual return	$1,000.00	$948.54	$3.96	.82%
Class 1 — assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 — actual return	1,000.00	947.29	5.17	1.07
Class 2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$928.81	$2.10	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	927.97	3.30	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
See end of table for footnote.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2010	value 6/30/2010	during period*	expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$912.65	$2.94	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	912.05	4.12	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Growth-Income Fund
Class 1 — actual return	$1,000.00	$910.76	$1.37	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	909.81	2.56	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	910.17	2.23	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$871.57	$3.48	.75%
Class 1 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 — actual return	1,000.00	870.07	4.64	1.00
Class 2 — assumed 5% return	1,000.00	1,019.84	5.01	1.00

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$949.63	$1.55	.32%
Class 1 — assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 2 — actual return	1,000.00	948.21	2.75	.57
Class 2 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 3 — actual return	1,000.00	948.63	2.42	.50
Class 3 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Bond Fund
Class 1 — actual return	$1,000.00	$1,047.67	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,045.78	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Global Bond Fund
Class 1 — actual return	$1,000.00	$994.03	$2.92	.59%
Class 1 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 — actual return	1,000.00	992.80	4.15	.84
Class 2 — assumed 5% return	1,000.00	1,020.63	4.21	.84

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,039.08	$2.48	.49%
Class 1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 2 — actual return	1,000.00	1,038.11	3.74	.74
Class 2 — assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 3 — actual return	1,000.00	1,037.67	3.39	.67
Class 3 — assumed 5% return	1,000.00	1,021.47	3.36	.67
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2010	value 6/30/2010	during period*	expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,055.01	$2.04	.40%
Class 1 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 2 — actual return	1,000.00	1,054.21	3.31	.65
Class 2 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 3 — actual return	1,000.00	1,053.80	2.95	.58
Class 3 — assumed 5% return	1,000.00	1,021.92	2.91	.58

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,000.00	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	998.23	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	998.24	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
American Funds Insurance Series

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American Funds Insurance Series

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1 SunAmerica Center Los Angeles, CA 90067-6022

Change Service Requested

Offices of the series and of the investment adviser Capital Research and Management Company 333 South Hope Street Los Angeles, CA 90071-1406	Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Independent registered public accounting firm PricewaterhouseCoopers LLP 350 South Grand Avenue Los Angeles, CA 90071-2889

6455 Irvine Center Drive Irvine, CA 92618	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.
“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.
Complete June 30, 2010, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2010, this report must be accompanied by a statistical update for the most recently completed calendar quarter.
Lit. No. INGESR-995-0810P Litho in USA RCG/RRD/6311-S25896

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust
R3180SA2.6 (R 8/10)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 3, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 3, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 3, 2010